Global Macro Absolute Return Advantage Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 0.9%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: Interest Only:(1) Series 2770, Class SH, 2.646%, (6.986% - 30-day SOFR Average), 3/15/34(2)	$422	$ 38,514
Federal National Mortgage Association: Interest Only:(1) Series 2010-109, Class PS, 2.136%, (6.486% - 30-day SOFR Average), 10/25/40(2)	966	72,777
Unison Trust, Series 2021-1, Class A, 6.50%, 4/25/50(3)(4)	41,266	39,844,419
Total Collateralized Mortgage Obligations (identified cost $40,732,825)		$ 39,955,710

Common Stocks — 8.9%
Security	Shares	Value
Argentina — 0.4%
Banco BBVA Argentina SA ADR	298,000	$ 4,726,280
Banco Macro SA ADR(5)	84,400	5,899,560
Grupo Financiero Galicia SA ADR(5)	116,000	5,854,520
Grupo Supervielle SA ADR(5)	278,000	2,874,520
		$ 19,354,880
Belgium — 0.0%†
Cenergy Holdings SA	115,885	$ 1,351,702
		$ 1,351,702
Brazil — 0.3%
Vale SA ADR	1,312,000	$ 12,503,360
		$ 12,503,360
Bulgaria — 0.3%
Eurohold Bulgaria AD(5)	10,954,272	$ 11,772,384
		$ 11,772,384
Canada — 0.0%†
Amaroq Ltd.(5)	1,096,000	$ 1,121,824
		$ 1,121,824
Chile — 0.6%
Banco de Chile	17,180,700	$ 2,366,694
Banco de Credito e Inversiones SA	72,500	2,877,309
Security	Shares	Value
Chile (continued)
Banco Santander Chile	52,513,000	$ 3,033,261
Cencosud SA	1,459,000	4,395,256
Empresas CMPC SA	800,000	1,126,947
Empresas COPEC SA	283,000	1,873,554
Enel Americas SA	4,807,000	479,410
Enel Chile SA	20,935,000	1,340,980
Falabella SA	464,800	2,317,764
Latam Airlines Group SA	155,460,000	3,399,753
Sociedad Quimica y Minera de Chile SA, Series B, PFC Shares(5)	102,000	3,751,288
		$ 26,962,216
Cyprus — 1.1%
Bank of Cyprus Holdings PLC(6)	600,000	$ 4,519,717
Bank of Cyprus Holdings PLC(6)	6,083,424	45,679,404
		$ 50,199,121
Georgia — 0.3%
Georgia Capital PLC(5)	552,982	$ 15,507,307
		$ 15,507,307
Greece — 1.0%
Alpha Bank SA	1,678,546	$ 6,283,014
Athens International Airport SA	18,592	212,053
Eurobank Ergasias Services and Holdings SA, Class A	1,883,202	6,912,029
Hellenic Telecommunications Organization SA	123,839	2,244,380
Ideal Holdings SA	88,382	604,469
JUMBO SA	86,884	2,930,571
Metlen Energy & Metals SA	67,784	3,728,890
Motor Oil (Hellas) Corinth Refineries SA	40,809	1,169,074
National Bank of Greece SA	532,846	7,432,430
OPAP SA	116,414	2,607,294
Optima bank SA	300,354	2,473,176
Piraeus Financial Holdings SA	805,851	6,196,535
Public Power Corp. SA	158,110	2,564,463
Qualco Group SA(5)	205,222	1,312,687
		$ 46,671,065
Iceland — 1.0%
Arion Banki Hf.(3)	7,000,132	$ 9,986,548
Eik fasteignafelag Hf.	11,971,940	1,351,467
Eimskipafelag Islands Hf.	809,063	2,400,547
Festi Hf.	895,742	2,169,829
Hagar Hf.	6,527,976	5,594,579
Hampidjan Hf.	1,332,529	1,207,145
Heimar Hf.	9,470,888	2,915,128

Global Macro Absolute Return Advantage Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Iceland (continued)
Icelandair Group Hf.(5)	138,342,419	$ 1,170,552
Islandsbanki Hf.	6,785,230	6,910,586
Kvika banki Hf.	24,176,345	3,505,027
Olgerdin Egill Skallagrims Hf.(5)	12,186,826	1,697,975
Reitir fasteignafelag Hf.	3,221,540	2,971,533
Siminn Hf.	9,361,518	1,026,780
Skagi Hf.	9,151,064	1,452,277
		$ 44,359,973
Luxembourg — 0.1%
Alvotech SA(5)	593,154	$ 5,455,473
		$ 5,455,473
Philippines — 0.5%
Ayala Corp.	172,120	$ 1,738,920
Ayala Land, Inc.	5,524,300	2,360,287
Bank of the Philippine Islands	1,414,230	2,864,629
BDO Unibank, Inc.	1,536,582	3,750,988
International Container Terminal Services, Inc.	577,470	4,434,053
SM Investments Corp.	336,590	4,704,492
SM Prime Holdings, Inc.	9,456,900	3,754,082
		$ 23,607,451
Puerto Rico — 0.2%
Liberty Latin America Ltd., Class C(5)	1,361,000	$ 9,717,540
		$ 9,717,540
Slovenia — 0.3%
Nova Ljubljanska Banka DD GDR(7)	366,000	$ 13,537,699
		$ 13,537,699
South Korea — 1.1%
CJ CheilJedang Corp.	4,157	$ 748,532
Coway Co. Ltd.	20,211	1,576,370
GS Holdings Corp.	26,011	920,361
Hana Financial Group, Inc.	43,853	2,681,132
Hyundai Mobis Co. Ltd.	25,934	5,472,583
Industrial Bank of Korea	120,713	1,684,122
Kakao Corp.	73,598	3,052,725
Kangwon Land, Inc.	61,870	830,493
KB Financial Group, Inc.	57,419	4,561,834
KT&G Corp.	33,737	3,161,960
LG Uplus Corp.	126,528	1,331,909
Meritz Financial Group, Inc.	28,734	2,386,289
NAVER Corp.	15,313	2,577,103
Samsung C&T Corp.	46,940	5,663,067
Security	Shares	Value
South Korea (continued)
Samsung Fire & Marine Insurance Co. Ltd.	7,019	$ 2,215,823
Samsung Life Insurance Co. Ltd.	30,452	2,748,733
Shinhan Financial Group Co. Ltd.	77,516	3,774,556
SK Telecom Co. Ltd.	59,240	2,392,791
Woori Financial Group, Inc.	112,458	1,995,362
		$ 49,775,745
Switzerland — 0.0%†
Oculis Holding AG(5)	32,690	$ 568,056
		$ 568,056
United States — 0.1%
Titan SA	44,160	$ 1,820,485
		$ 1,820,485
Vietnam — 1.6%
Asia Commercial Bank JSC	1,144,800	$ 1,031,509
Bank for Foreign Trade of Vietnam JSC(5)	1,022,367	2,345,704
Binh Minh Plastics JSC	145,300	778,812
Coteccons Construction JSC	280,200	865,454
Duc Giang Chemicals JSC	320,200	1,254,413
FPT Corp.	2,237,067	8,856,793
FPT Digital Retail JSC(5)	717,000	4,214,948
Gemadept Corp.	1,075,600	2,302,462
Hoa Phat Group JSC(5)	3,151,515	2,991,799
IDICO Corp. JSC	551,700	953,527
Khang Dien House Trading & Investment JSC(5)	491,203	512,684
KIDO Group Corp.	62,877	129,175
Kinh Bac City Development Holding Corp.(5)	2,639,200	3,172,702
Masan Group Corp.(5)	685,140	1,892,126
Military Commercial Joint Stock Bank	1,699,100	1,899,808
Mobile World Investment Corp.	3,423,800	8,496,099
Nam Long Investment Corp.	2,527,200	3,989,926
Phat Dat Real Estate Development Corp.(5)	846,400	665,130
Phu Nhuan Jewelry JSC	504,466	1,620,923
Refrigeration Electrical Engineering Corp.	1,136,530	2,891,639
Saigon Beer Alcohol Beverage Corp.	1,060,100	1,923,890
Saigon Thuong Tin Commercial JSB(5)	1,609,900	3,060,736
SSI Securities Corp.	3,865,793	5,027,002
Vietnam Dairy Products JSC	525,496	1,226,700
Vietnam Joint Stock Commercial Bank for Industry & Trade(5)	892,300	1,560,761
Vietnam Prosperity JSC Bank	1,777,200	1,744,759
Vietnam Technological & Commercial Joint Stock Bank(5)	3,295,200	4,563,607

Global Macro Absolute Return Advantage Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Vietnam (continued)
Vingroup JSC(5)	876,052	$ 3,503,411
Vinh Hoan Corp.	413,000	889,631
		$ 74,366,130
Total Common Stocks (identified cost $308,000,793)		$ 408,652,411

Convertible Bonds — 0.0%†
Security	Principal Amount (000's omitted)		Value
China — 0.0%†
Shimao Group Holdings Ltd., 0.00%, 7/21/26(3)	USD	733	$ 236,638
Sunac China Holdings Ltd., 1.00% PIK to 9/30/26, 9/30/32(7)(8)	USD	904	104,013
Total Convertible Bonds (identified cost $1,279,860)			$ 340,651

Foreign Corporate Bonds — 6.9%
Security	Principal Amount (000's omitted)		Value
China — 0.0%†
KWG Group Holdings Ltd., 7.875%, 8/30/24(8)	USD	2,385	$ 146,379
Shimao Group Holdings Ltd.:
2.00%, (2.00% cash or 3.00% PIK), 7/21/32(3)(9)	USD	847	42,333
2.00%, (2.00% cash or 3.00% PIK), 7/21/33(3)(9)	USD	1,270	50,799
2.00%, (2.00% cash or 3.00% PIK), 1/21/34(3)(9)	USD	1,270	38,100
5.00%, (5.00% cash or 6.00% PIK), 7/21/31(3)(9)	USD	4,626	323,790
Sunac China Holdings Ltd.:
6.00%, (5.00% cash or 6.00% PIK), 9/30/26(7)(8)(9)	USD	769	105,313
6.25%, (5.25% cash or 6.25% PIK), 9/30/27(7)(8)(9)	USD	770	105,931
6.50%, (5.50% cash or 6.50% PIK), 9/30/27(7)(8)(9)	USD	1,545	212,376
6.75%, (5.75% cash or 6.75% PIK), 9/30/28(7)(8)(9)	USD	2,322	313,530
7.00%, (6.00% cash or 7.00% PIK), 9/30/29(7)(8)(9)	USD	2,328	314,289
7.25%, (6.25% cash or 7.25% PIK), 9/30/30(7)(8)(9)	USD	1,096	152,584
Security	Principal Amount (000's omitted)		Value
China (continued)
Times China Holdings Ltd.:
5.55%, 6/4/24(7)(8)	USD	6,284	$ 235,650
6.75%, 7/16/23(7)(8)	USD	4,471	160,956
			$ 2,202,030
Georgia — 0.6%
Bank of Georgia JSC, 9.50% to 7/16/29(7)(10)(11)	USD	13,954	$ 13,982,500
TBC Bank Group PLC, 22.00%, 6/5/28(3)	UZS	163,450,000	12,909,959
			$ 26,892,459
Hungary — 0.4%
MBH Bank Nyrt:
5.25% to 1/29/29, 1/29/30(7)(11)	EUR	12,633	$ 14,633,268
6.875% to 5/8/30, 11/8/35(7)(11)	EUR	5,200	6,125,551
			$ 20,758,819
Iceland — 0.0%
Wow Air Hf.:
0.00%(8)(10)(12)	EUR	121	$ 0
0.00%, (3 mo. EURIBOR + 9.00%)(8)(10)(12)	EUR	5,500	0
			$ 0
India — 0.5%
Porteast Investment Pvt Ltd., 0.00%, 5/29/28	INR	1,950,000	$ 21,599,452
			$ 21,599,452
Kazakhstan — 1.5%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(3)	KZT	10,204,000	$ 17,977,705
ForteBank JSC, 7.75%, 2/4/30(3)	USD	17,440	17,762,150
Kaspi.KZ JSC, 6.25%, 3/26/30(7)	USD	34,003	34,727,657
			$ 70,467,512
Mexico — 0.0%†
Alpha Holding SA de CV:
9.00%, 2/10/25(7)(8)	USD	5,542	$ 41,567
10.00%, 12/19/22(7)(8)	USD	2,697	20,227
			$ 61,794
Paraguay — 0.3%
Itau BBA International PLC, 9.03%, 2/19/30	PYG	86,780,460	$ 12,407,870
			$ 12,407,870

Global Macro Absolute Return Advantage Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Saint Lucia — 0.0%†
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 12.00%, (9.00% cash and 3.00% PIK), 5/25/27	USD	71	$ 71,745
			$ 71,745
Supranational — 0.4%
Asian Development Bank, 14.50%, 6/26/28	UZS	66,427,600	$ 5,259,812
European Bank for Reconstruction & Development:
17.20%, 4/9/26(7)	USD	8,700	8,790,628
17.35%, 3/1/27(7)	USD	2,580	2,569,723
			$ 16,620,163
Tunisia — 0.2%
Tunisian Republic, 3.28%, 8/9/27	JPY	1,300,000	$ 8,129,190
			$ 8,129,190
Uzbekistan — 1.4%
Ipoteka-Bank ATIB, 20.50%, 4/25/27(7)	UZS	234,440,000	$ 18,974,660
Jscb Agrobank, 9.25%, 10/2/29(7)	USD	27,531	29,408,352
Uzbek Industrial & Construction Bank ATB:
19.95%, 4/25/28(7)	UZS	211,050,000	17,009,353
21.00%, 7/24/27(7)	UZS	10,000,000	817,173
			$ 66,209,538
Venezuela — 1.6%
Petroleos de Venezuela SA:
5.375%, 4/12/27(7)(8)	USD	51,021	$ 7,149,738
5.50%, 4/12/37(7)(8)	USD	20,428	2,870,106
6.00%, 10/28/22(7)(8)	USD	57,408	6,601,891
6.00%, 5/16/24(7)(8)	USD	64,367	9,043,532
6.00%, 11/15/26(7)(8)	USD	30,040	4,250,664
8.50%, 10/20/27	USD	252	249,614
8.50%, 10/20/27	USD	28,407	28,193,947
9.00%, 11/17/21(7)(8)	USD	33,599	4,855,113
9.75%, 5/17/35(7)(8)	USD	26,056	4,155,936
12.75%, 2/17/22(7)(8)	USD	34,319	5,336,558
			$ 72,707,099
Total Foreign Corporate Bonds (identified cost $343,427,431)			$ 318,127,671

Insurance Linked Securities — 1.6%
Security	Shares	Value
Reinsurance Side Cars — 0.6%
Eden Re II Ltd.:
Series 2022A, 0.00%, 3/20/26(3)(12)(13)(14)	21,948	$ 26,581
Series 2022B, 0.00%, 3/20/26(3)(12)(13)(14)	18,431	44,222
Series 2024A, 0.00%, 3/17/28(3)(12)(13)(14)	136,842	778,522
Series 2025A, 0.00%, 3/19/30(3)(12)(13)(14)	18,000,000	17,458,200
Mt. Logan Re Ltd., Series A-1(12)(14)(15)	8,600	8,853,346
		$ 27,160,871
Segregated Account/Funds — 1.0%
1863 Fund Ltd. - Core Nat Cat Fund(5)(12)(14)	26,352	$ 30,507,613
PartnerRe ILS Fund SAC Ltd.(5)(12)(14)(15)	13,000	15,382,900
		$ 45,890,513
Total Insurance Linked Securities (identified cost $67,750,379)		$ 73,051,384

Loan Participation Notes — 0.3%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.3%
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(7)(12)(16)	UZS	165,770,905	$ 13,079,443
Total Loan Participation Notes (identified cost $14,024,310)			$ 13,079,443

Senior Floating-Rate Loans — 3.3%(17)
Borrower/Description	Principal Amount (000's omitted)	Value
Argentina — 1.2%
Provincia De Neuquen:
Term Loan, 11.767%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	$3,084	$ 3,115,028
Term Loan, 11.767%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	2,730	2,757,391
Term Loan, 11.767%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	3,210	3,242,496
VMOS SA:
Term Loan, 9.696% - 9.705%, (3 mo. USD Term SOFR+ 5.50%), 7/8/30	8,889	8,888,800

Global Macro Absolute Return Advantage Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Argentina (continued)
VMOS SA: (continued)
Term Loan, 7/8/30(18)	$34,471	$ 34,471,200
		$ 52,474,915
Suriname — 2.1%
Staatsolie Maatschappij Suriname NV, Revolving Loan, 4/25/32(18)	$98,000	$ 98,000,000
		$ 98,000,000
Total Senior Floating-Rate Loans (identified cost $150,534,320)		$ 150,474,915

Sovereign Government Bonds — 71.7%
Security	Principal Amount (000's omitted)		Value
Albania — 2.4%
Albania Government International Bonds, 4.75%, 2/14/35(7)	EUR	28,777	$ 33,114,128
Albanian Government Bonds:
3.70%, 1/10/28	ALL	92,900	1,110,493
3.90%, 1/22/30	ALL	315,900	3,805,376
4.05%, 2/7/32	ALL	732,800	8,832,014
4.30%, 7/10/27	ALL	805,900	9,632,268
4.70%, 2/23/27	ALL	197,200	2,356,494
4.95%, 7/22/29	ALL	2,338,600	29,181,151
5.25%, 1/26/29	ALL	1,230,400	15,459,769
5.25%, 1/23/35	ALL	345,600	4,393,071
5.59%, 2/19/40	ALL	237,700	2,907,529
6.13%, 7/25/34	ALL	83,800	1,067,745
			$ 111,860,038
Angola — 0.2%
Angola Government International Bonds:
9.125%, 11/26/49(7)	USD	9,687	$ 7,710,495
9.375%, 5/8/48(7)	USD	4,395	3,571,991
			$ 11,282,486
Argentina — 1.3%
Argentina Treasury Bonds BONTE, 29.50%, 5/30/30	ARS	9,510,000	$ 7,495,667
Bono Del Tesoro Nacional Capitalizable en Pesos:
2.05%, 1/15/27	ARS	9,660,543	7,566,389
2.15%, 6/30/26	ARS	16,744,825	13,087,289
Security	Principal Amount (000's omitted)		Value
Argentina (continued)
Bono Del Tesoro Nacional Capitalizable en Pesos: (continued)
2.60%, 2/13/26	ARS	322,018	$ 278,374
2.65%, 1/30/26	ARS	6,628,272	5,760,277
Letra Del Tesoro Nacional Capitalizable En Pesos, 2.35%, 5/29/26	ARS	3,220,181	2,336,077
Provincia de Cordoba:
9.75%, 7/2/32(3)	USD	15,505	15,687,184
9.75%, 7/2/32(7)	USD	5,952	6,021,936
			$ 58,233,193
Armenia — 1.8%
Republic of Armenia Treasury Bonds:
9.00%, 4/29/26	AMD	592,250	$ 1,550,861
9.00%, 10/29/35	AMD	7,597,860	18,943,960
9.25%, 4/29/28	AMD	4,274,790	11,133,801
9.60%, 10/29/33	AMD	14,323,700	36,916,396
9.75%, 10/29/50	AMD	1,586,875	4,066,295
9.75%, 10/29/52	AMD	1,720,950	4,404,414
12.50%, 10/29/37	AMD	1,713,480	5,277,855
			$ 82,293,582
Bahamas — 1.1%
Bahamas Government International Bonds:
6.625%, 5/15/33(7)	USD	6,899	$ 6,284,989
8.25%, 6/24/36(3)(19)	USD	18,834	19,163,595
8.95%, 10/15/32(7)(19)	USD	22,739	24,239,774
9.00%, 6/16/29(7)	USD	786	832,374
			$ 50,520,732
Benin — 1.3%
Benin Government International Bonds:
4.875%, 1/19/32(7)(19)	EUR	5,381	$ 5,739,926
4.95%, 1/22/35(7)(19)	EUR	27,878	28,472,997
6.875%, 1/19/52(7)(19)	EUR	19,037	18,668,018
7.96%, 2/13/38(7)	USD	1,970	1,909,989
8.375%, 1/23/41(7)	USD	4,713	4,660,738
			$ 59,451,668
Bolivia — 0.0%†
Bolivia Government International Bonds, 4.50%, 3/20/28(7)	USD	1,729	$ 1,335,877
			$ 1,335,877

Global Macro Absolute Return Advantage Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Bosnia and Herzegovina — 0.2%
Federation of Bosnia & Herzegovina Eurobond, 5.50%, 7/17/30(7)	EUR	8,962	$ 10,529,405
			$ 10,529,405
Brazil — 0.9%
Brazil Notas do Tesouro Nacional, 6.00%, 8/15/30(20)	BRL	52,000	$ 40,144,132
			$ 40,144,132
Cameroon — 0.7%
Republic of Cameroon Government International Bonds:
5.95%, 7/7/32(7)(19)	EUR	21,425	$ 19,547,929
9.50%, 7/31/31(7)(19)	USD	14,176	13,357,541
			$ 32,905,470
Dominican Republic — 0.8%
Dominican Republic Bonds:
8.00%, 1/15/27(7)	DOP	128,350	$ 2,023,701
8.00%, 2/12/27(7)	DOP	368,110	5,792,860
10.75%, 6/1/36(3)	DOP	834,700	14,506,837
12.00%, 8/8/25(3)	DOP	124,150	2,039,228
12.75%, 9/23/29(3)	DOP	116,100	2,100,472
13.00%, 6/10/34(7)	DOP	402,900	7,780,997
Dominican Republic Central Bank Notes, 8.00%, 3/12/27(7)	DOP	46,050	731,094
			$ 34,975,189
Egypt — 6.4%
Egypt Government Bonds:
19.98%, 5/20/30	EGP	6,960,848	$ 132,404,996
24.458%, 10/1/27	EGP	6,921,729	142,321,012
25.318%, 8/13/27	EGP	980,209	20,465,089
			$ 295,191,097
Ethiopia — 1.6%
Ethiopia Government International Bonds, 6.625%, 12/11/24(7)(8)	USD	78,039	$ 71,990,978
			$ 71,990,978
Ghana — 0.9%
Ghana Cocoa Bonds:
13.00%, 8/30/27	GHS	7,137	$ 615,197
13.00%, 8/28/28	GHS	14,277	1,144,891
Security	Principal Amount (000's omitted)		Value
Ghana (continued)
Ghana Government International Bonds:
0.00%, 1/3/30(7)	USD	925	$ 773,290
1.50%, 1/3/37(7)	USD	3,129	1,485,494
5.00% to 7/3/28, 7/3/29(7)(21)	USD	406	387,348
5.00% to 7/3/28, 7/3/35(7)(21)	USD	6,930	5,589,967
Republic of Ghana Government Bonds:
8.35% (5.00% cash and 3.35% PIK), 2/16/27	GHS	74,897	6,425,748
8.50% (5.00% cash and 3.50% PIK), 2/15/28	GHS	63,443	5,139,059
8.65% (5.00% cash and 3.65% PIK), 2/13/29	GHS	24,755	1,908,683
8.80% (5.00% cash and 3.80% PIK), 2/12/30	GHS	54,579	4,042,029
8.95% (5.00% cash and 3.95% PIK), 2/11/31	GHS	36,286	2,592,040
9.25% (5.00% cash and 4.25% PIK), 2/8/33	GHS	46,191	3,142,073
9.55% (5.00% cash and 4.55% PIK), 2/6/35	GHS	31,836	2,102,435
9.70% (5.00% cash and 4.70% PIK), 2/5/36	GHS	36,472	2,388,447
9.85% (5.00% cash and 4.85% PIK), 2/3/37	GHS	9,532	621,160
10.00%, 8/17/27	GHS	9,332	771,920
10.00% (5.00% cash and 5.00% PIK), 2/2/38	GHS	29,150	1,895,680
			$ 41,025,461
Honduras — 0.9%
Honduras Government International Bonds, 8.625%, 11/27/34(7)(19)	USD	38,811	$ 40,567,198
			$ 40,567,198
Iceland — 0.6%
Republic of Iceland:
4.50%, 2/17/42	ISK	2,276,125	$ 13,989,128
6.50%, 1/24/31	ISK	202,797	1,568,553
7.00%, 9/17/35	ISK	1,443,394	11,568,168
			$ 27,125,849
Japan — 1.7%
Japan Government Thirty Year Bonds, 2.40%, 3/20/55(19)	JPY	13,088,500	$ 76,055,961
			$ 76,055,961
Jordan — 0.1%
Jordan Government International Bonds, 7.375%, 10/10/47(7)	USD	3,628	$ 3,286,638
			$ 3,286,638
Kazakhstan — 2.3%
Kazakhstan Government Bonds:
5.00%, 4/18/28	KZT	13,428,007	$ 18,881,929
5.50%, 9/20/28	KZT	84,294	115,873

Global Macro Absolute Return Advantage Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Kazakhstan (continued)
Kazakhstan Government Bonds: (continued)
5.50%, 4/24/32	KZT	17,761,889	$ 18,975,760
7.22%, 12/10/28	KZT	11,841,259	16,888,318
7.68%, 8/13/29	KZT	15,393,637	21,409,632
8.44%, 5/10/31	KZT	6,512,693	8,644,582
10.55%, 7/28/29	KZT	4,438,057	6,832,594
14.00%, 5/12/31	KZT	185,446	313,226
14.00%, 5/19/32	KZT	126,440	212,017
14.45%, 6/5/33	KZT	5,147,839	8,784,817
14.50%, 3/6/34	KZT	2,368,251	4,028,116
			$ 105,086,864
Lebanon — 0.7%
Lebanon Government International Bonds:
5.80%, 4/14/20(7)(8)	USD	29,703	$ 5,543,322
6.00%, 1/27/23(7)(8)	USD	8,971	1,674,213
6.10%, 10/4/22(7)(8)	USD	26,059	4,852,121
6.15%, 6/19/20(7)(8)	USD	1,399	261,613
6.20%, 2/26/25(7)(8)	USD	2,749	514,750
6.25%, 5/27/22(7)(8)	USD	4,391	819,690
6.25%, 11/4/24(7)(8)	USD	1,659	310,544
6.25%, 6/12/25(7)(8)	USD	2,082	391,416
6.375%, 3/9/20(7)(8)	USD	1,502	280,335
6.40%, 5/26/23(7)(8)	USD	45,244	8,441,117
6.60%, 11/27/26(7)(8)	USD	700	131,023
6.65%, 4/22/24(7)(8)	USD	8,175	1,527,703
6.65%, 11/3/28(7)(8)	USD	2,099	393,248
6.85%, 3/23/27(7)(8)	USD	1,748	327,094
6.85%, 5/25/29(7)(8)	USD	20,245	3,806,060
7.00%, 3/20/28(7)(8)	USD	5,453	1,025,164
7.00%, 4/22/31(7)(8)	USD	8,035	1,514,597
7.00%, 3/23/32(7)(8)	USD	771	145,334
7.25%, 3/23/37(7)(8)	USD	3,194	600,676
			$ 32,560,020
Mexico — 5.2%
Mexican Bonos, 7.75%, 11/23/34	MXN	2,950,295	$ 141,791,453
Mexico Udibonos, 2.75%, 11/27/31	MXN	2,066,626	96,743,684
			$ 238,535,137
Mongolia — 0.5%
Mongolia Government International Bonds:
6.625%, 2/25/30(3)	USD	2,400	$ 2,400,700
6.625%, 2/25/30(7)	USD	18,800	18,805,487
Security	Principal Amount (000's omitted)		Value
Mongolia (continued)
Mongolia Government International Bonds: (continued)
7.875%, 6/5/29(7)	USD	1,400	$ 1,477,143
			$ 22,683,330
Montenegro — 1.3%
Montenegro Government International Bonds:
2.875%, 12/16/27(7)	EUR	4,040	$ 4,515,463
4.875%, 4/1/32(7)(19)	EUR	45,190	51,123,602
7.25%, 3/12/31(7)(19)	USD	5,216	5,420,927
			$ 61,059,992
Mozambique — 0.3%
Mozambique International Bonds, 9.00% to 9/15/23, 9/15/31(7)	USD	16,783	$ 14,694,266
			$ 14,694,266
New Zealand — 5.4%
New Zealand Government Bonds:
2.50%, 9/20/40(7)(20)	NZD	89,404	$ 48,957,172
2.75%, 4/15/37(7)(19)	NZD	19,005	9,214,330
4.25%, 5/15/34(19)	NZD	95,188	55,385,278
4.25%, 5/15/36(19)	NZD	90,000	51,360,843
4.50%, 5/15/35(19)	NZD	135,850	79,899,771
5.00%, 5/15/54(19)	NZD	4,140	2,359,278
			$ 247,176,672
Nigeria — 0.1%
Nigeria Government International Bonds:
7.875%, 2/16/32(7)	USD	2,349	$ 2,286,359
9.248%, 1/21/49(7)	USD	856	821,805
10.375%, 12/9/34(7)	USD	2,274	2,448,101
			$ 5,556,265
Paraguay — 1.4%
Paraguay Government Bonds:
7.90%, 2/9/31(3)	PYG	166,977,000	$ 21,457,792
7.90%, 2/9/31(7)	PYG	97,630,000	12,546,185
8.50%, 3/4/35(3)	PYG	218,837,000	28,267,973
			$ 62,271,950
Peru — 3.1%
Peru Government Bonds:
5.35%, 8/12/40	PEN	141,946	$ 33,805,768
5.40%, 8/12/34	PEN	79,212	20,858,389

Global Macro Absolute Return Advantage Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Peru (continued)
Peru Government Bonds: (continued)
7.60%, 8/12/39(3)(7)	PEN	288,932	$ 85,282,902
			$ 139,947,059
Philippines — 3.3%
Philippines Government Bonds:
3.625%, 4/22/28	PHP	3,175,600	$ 51,543,283
6.25%, 2/28/29	PHP	188,000	3,269,871
6.375%, 7/27/30	PHP	511,000	8,933,840
6.375%, 4/28/35	PHP	4,370,040	76,183,539
6.75%, 9/15/32	PHP	73,000	1,303,250
8.00%, 7/19/31	PHP	438,000	8,244,278
			$ 149,478,061
Poland — 3.3%
Republic of Poland Government Bonds, 2.00%, 8/25/36(20)	PLN	625,537	$ 149,736,813
			$ 149,736,813
Romania — 3.0%
Romania Government International Bonds:
1.75%, 7/13/30(7)	EUR	4,160	$ 4,168,873
2.00%, 4/14/33(7)	EUR	3,331	3,005,182
2.625%, 12/2/40(7)	EUR	7,137	5,281,524
2.75%, 4/14/41(7)	EUR	3,335	2,493,759
2.875%, 4/13/42(7)	EUR	3,537	2,637,477
3.375%, 1/28/50(7)	EUR	2,081	1,513,232
3.875%, 10/29/35(7)	EUR	7,705	7,524,510
4.625%, 4/3/49(7)	EUR	18,721	16,612,864
5.125%, 6/15/48(7)	USD	2,030	1,599,648
5.625%, 2/22/36(7)	EUR	6,242	6,981,354
5.75%, 3/24/35(7)	USD	6,156	5,847,842
5.875%, 7/11/32(7)	EUR	8,123	9,577,359
6.00%, 5/25/34(7)	USD	2,030	1,980,955
6.00%, 9/24/44(7)	EUR	17,538	19,054,019
6.25%, 9/10/34(7)	EUR	4,166	4,941,945
6.75%, 7/11/39(7)(19)	EUR	20,604	24,185,129
7.50%, 2/10/37(7)(19)	USD	14,584	15,513,226
7.625%, 1/17/53(7)	USD	4,064	4,258,005
			$ 137,176,903
Serbia — 2.0%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	2,365,970	$ 22,441,684
Security	Principal Amount (000's omitted)		Value
Serbia (continued)
Serbia Treasury Bonds: (continued)
7.00%, 10/26/31	RSD	6,245,790	$ 67,836,118
			$ 90,277,802
South Africa — 1.8%
Republic of South Africa Government Bonds:
8.75%, 1/31/44	ZAR	811,190	$ 37,394,951
8.75%, 2/28/48	ZAR	948,189	43,244,625
			$ 80,639,576
Sri Lanka — 3.1%
Sri Lanka Government Bonds:
9.00%, 10/1/32	LKR	738,000	$ 2,259,425
9.00%, 6/1/33	LKR	200,000	602,632
9.00%, 11/1/33	LKR	6,703,000	20,088,298
9.75%, 7/1/30(22)	LKR	538,000	1,779,159
10.25%, 9/15/34	LKR	2,860,000	9,017,793
10.35%, 10/15/29	LKR	505,000	1,722,697
11.00%, 10/15/28	LKR	3,141,000	10,965,644
11.00%, 9/15/29	LKR	722,000	2,513,990
11.00%, 12/15/29	LKR	2,322,000	8,093,183
11.00%, 5/15/30	LKR	256,000	890,753
11.00%, 10/15/30	LKR	1,175,000	4,083,414
11.25%, 3/15/31	LKR	210,000	727,841
11.50%, 12/15/28	LKR	722,000	2,557,875
11.50%, 12/15/32	LKR	1,320,000	4,583,811
11.75%, 6/15/29	LKR	252,000	897,242
Sri Lanka Government International Bonds:
1.00% to 12/15/25, 6/15/38(3)(21)	USD	14,048	9,131,441
3.10% to 7/15/27, 1/15/30(3)(21)	USD	13,561	12,221,791
3.35% to 9/15/27, 3/15/33(3)(21)	USD	19,930	16,379,517
3.60% to 11/15/27, 5/15/36(3)(21)	USD	9,340	7,877,769
3.60% to 8/15/27, 2/15/38(3)(21)	USD	18,688	15,734,454
4.00%, 4/15/28(3)	USD	11,873	11,294,097
			$ 143,422,826
Suriname — 2.4%
Suriname Government International Bonds:
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(3)	USD	44,688	$ 44,575,790
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(7)(19)	USD	19,823	19,773,418
9.00%, Oil-Linked, 12/31/50(3)(19)	USD	27,271	31,770,715
9.00%, Oil-Linked, 12/31/50(7)	USD	12,434	14,485,610
			$ 110,605,533

Global Macro Absolute Return Advantage Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Tajikistan — 0.0%†
Republic of Tajikistan International Bonds, 7.125%, 9/14/27(7)	USD	701	$ 694,764
			$ 694,764
Tunisia — 0.1%
Tunisian Republic:
3.50%, 2/3/33	JPY	800,000	$ 4,257,575
4.20%, 3/17/31	JPY	60,000	351,376
4.30%, 8/2/30	JPY	60,000	351,202
			$ 4,960,153
Turkey — 2.5%
Turkiye Government Bonds:
26.20%, 10/5/33	TRY	2,453,337	$ 55,422,663
27.70%, 9/27/34	TRY	2,156,091	50,165,869
30.00%, 9/12/29	TRY	378,121	8,549,541
			$ 114,138,073
Uganda — 0.7%
Republic of Uganda Government Bonds:
15.00%, 6/18/43	UGX	34,162,700	$ 8,212,354
15.80%, 6/23/39	UGX	85,785,300	22,446,194
			$ 30,658,548
Ukraine — 3.0%
Ukraine Government International Bonds:
0.00% to 2/1/27, 2/1/35(7)(21)	USD	17,564	$ 8,195,657
0.00% to 2/1/27, 2/1/36(7)(21)	USD	16,938	7,904,077
0.00%, GDP-Linked, 8/1/41(7)(23)	USD	144,701	107,740,747
1.75% to 8/1/25, 2/1/29(7)(21)	USD	2,938	1,776,296
1.75% to 8/1/25, 2/1/34(7)(21)	USD	15,529	7,870,042
1.75% to 8/1/25, 2/1/35(7)(21)	USD	4,298	2,203,435
1.75% to 8/1/25, 2/1/36(7)(21)	USD	7,625	3,775,369
			$ 139,465,623
Uzbekistan — 2.0%
National Bank of Uzbekistan, 19.875%, 7/5/27(7)	UZS	229,510,000	$ 18,617,350
Republic of Uzbekistan Bonds:
15.50%, 2/25/28(7)	UZS	510,000,000	40,523,120
16.25%, 10/12/26(7)	UZS	367,300,000	29,599,082
16.625%, 5/29/27(7)	UZS	60,000,000	4,841,268
			$ 93,580,820
Security	Principal Amount (000's omitted)		Value
Venezuela — 1.0%
Venezuela Government International Bonds:
6.00%, 12/9/20(7)(8)	USD	18,663	$ 2,894,554
7.00%, 12/1/18(7)(8)	USD	8,355	1,243,642
7.00%, 3/31/38(7)(8)	USD	7,051	1,410,905
7.65%, 4/21/25(7)(8)	USD	12,982	2,402,968
7.75%, 10/13/19(7)(8)	USD	30,874	4,846,431
8.25%, 10/13/24(7)(8)	USD	37,610	7,055,617
9.00%, 5/7/23(7)(8)	USD	16,513	3,035,842
9.25%, 9/15/27(8)	USD	21,387	4,734,012
9.25%, 5/7/28(7)(8)	USD	19,020	3,805,922
9.375%, 1/13/34(8)	USD	3,518	901,839
11.75%, 10/21/26(7)(8)	USD	6,750	1,502,461
11.95%, 8/5/31(7)(8)	USD	19,226	3,991,255
12.75%, 8/23/22(7)(8)	USD	26,101	5,141,205
13.625%, 8/15/18(8)	USD	3,536	742,914
			$ 43,709,567
Zambia — 0.3%
Zambia Government International Bonds, 0.50%, 12/31/53(7)	USD	17,073	$ 12,521,828
			$ 12,521,828
Total Sovereign Government Bonds (identified cost $3,167,077,385)			$3,279,413,399

Sovereign Loans — 2.5%
Borrower/Description	Principal Amount (000's omitted)		Value
Bahamas — 0.6%
Commonwealth of the Bahamas, 8.887%, (6 mo. EURIBOR + 6.85%), 11/24/28	EUR	23,476	$ 27,768,958
			$ 27,768,958
Ivory Coast — 0.1%
Republic of Ivory Coast, Term Loan, 7.781%, (6 mo. EURIBOR + 5.75%), 1/6/28(24)	EUR	2,828	$ 3,275,956
			$ 3,275,956
Tanzania — 1.8%
Government of the United Republic of Tanzania:
Term Loan, 9.682%, (6 mo. USD Term SOFR + 5.45%), 2/27/31(24)	USD	16,200	$ 16,038,000

Global Macro Absolute Return Advantage Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)		Value
Tanzania (continued)
Government of the United Republic of Tanzania: (continued)
Term Loan, 10.862%, (6 mo. USD Term SOFR + 6.30%), 4/28/31(24)	USD	65,562	$ 66,013,881
			$ 82,051,881
Total Sovereign Loans (identified cost $110,684,588)			$ 113,096,795

U.S. Government Guaranteed Small Business Administration Loans — 0.1%
Security	Principal Amount (000's omitted)	Value
SBA IO Trust: Interest Only:(25)(26) Series 2018-3, Class A, 3.379%, 5/24/44(3)	$70,636	$ 4,074,548
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $19,884,529)		$ 4,074,548

Short-Term Investments — 13.1%
Affiliated Fund — 1.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.22%(27)	74,104,183	$ 74,104,183
Total Affiliated Fund (identified cost $74,104,183)		$ 74,104,183

Repurchase Agreements — 7.2%
Description	Principal Amount (000's omitted)		Value
Bank of America:
Dated 1/9/25 with an interest rate of 4.15%, collateralized by USD 3,523,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $3,815,520(28)	USD	3,844	$ 3,844,474
Dated 2/4/25 with an interest rate of 4.00%, collateralized by USD 2,484,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $2,690,250(28)	USD	2,667	2,667,195
Description	Principal Amount (000's omitted)		Value
Bank of America: (continued)
Dated 2/24/25 with an interest rate of 4.00%, collateralized by USD 19,482,000 Panama Government International Bonds, 4.50%, due 4/1/56 and a market value, including accrued interest, of $13,263,540(28)	USD	12,517	$ 12,517,185
Barclays Bank PLC:
Dated 12/19/24 with an interest rate of 3.00%, collateralized by USD 3,863,000 Bahrain Government International Bonds, 7.50%, due 2/12/36 and a market value, including accrued interest, of $4,213,485(28)	USD	4,278	4,278,273
Dated 12/19/24 with an interest rate of 3.95%, collateralized by USD 8,197,000 Republic of Armenia International Bonds, 3.60%, due 2/2/31 and a market value, including accrued interest, of $7,137,985(28)	USD	7,183	7,182,621
Dated 12/19/24 with an interest rate of 4.00%, collateralized by USD 3,863,000 Bahrain Government International Bonds, 5.625%, due 5/18/34 and a market value, including accrued interest, of $3,662,216(28)	USD	3,708	3,708,480
Dated 12/19/24 with an interest rate of 4.00%, collateralized by USD 7,727,000 Bahrain Government International Bonds, 5.625%, due 5/18/34 and a market value, including accrued interest, of $7,325,380(28)	USD	7,418	7,417,920
Dated 12/19/24 with an interest rate of 4.00%, collateralized by USD 7,727,000 Bahrain Government International Bonds, 6.00%, due 9/19/44 and a market value, including accrued interest, of $6,841,760(28)	USD	6,906	6,906,006
Dated 2/19/25 with an interest rate of 3.50%, collateralized by USD 11,591,000 Bahrain Government International Bonds, 7.75%, due 4/18/35 and a market value, including accrued interest, of $12,715,192(28)	USD	13,257	13,257,206
Dated 3/3/25 with an interest rate of 4.05%, collateralized by USD 8,658,000 Panama Government International Bonds, 4.50%, due 4/16/50 and a market value, including accrued interest, of $6,062,115(28)	USD	6,126	6,125,535
Dated 4/15/25 with an interest rate of 4.10%, collateralized by USD 3,964,000 Blue Owl Credit Income Corp., 6.65%, due 3/15/31 and a market value, including accrued interest, of $4,180,116(28)	USD	4,132	4,132,470
Dated 5/9/25 with an interest rate of 3.95%, collateralized by USD 15,452,000 Kazakhstan Government International Bonds, 4.875%, due 10/14/44 and a market value, including accrued interest, of $14,177,276(28)	USD	14,235	14,235,155
Dated 5/9/25 with an interest rate of 4.00%, collateralized by USD 6,130,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $6,638,983(28)	USD	6,774	6,773,650
Dated 5/13/25 with an interest rate of 4.10%, collateralized by USD 4,000,000 Blue Owl Credit Income Corp., 6.65%, due 3/15/31 and a market value, including accrued interest, of $4,218,079(28)	USD	4,240	4,240,000

Global Macro Absolute Return Advantage Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC: (continued)
Dated 6/13/25 with an interest rate of 0.85%, collateralized by EUR 3,000,000 Republic of Poland Government International Bonds, 2.75%, due 5/25/32 and a market value, including accrued interest, of $3,384,162(28)	EUR	3,086	$ 3,522,027
Dated 6/13/25 with an interest rate of 1.00%, collateralized by EUR 1,800,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $1,962,376(28)	EUR	1,793	2,046,456
Dated 6/13/25 with an interest rate of 1.35%, collateralized by EUR 6,000,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $6,541,253(28)	EUR	5,978	6,821,520
Dated 7/7/25 with an interest rate of 3.90%, collateralized by USD 17,144,000 Panama Government International Bonds, 6.853%, due 3/28/54 and a market value, including accrued interest, of $16,409,627(28)	USD	16,951	16,951,130
Dated 7/31/25 with an interest rate of 3.90%, collateralized by USD 17,144,000 Panama Government International Bonds, 6.853%, due 3/28/54 and a market value, including accrued interest, of $16,409,627(28)	EUR	17,251	19,687,003
Dated 7/31/25 with an interest rate of 4.05%, collateralized by USD 8,658,000 Panama Government International Bonds, 4.50%, due 4/16/50 and a market value, including accrued interest, of $6,062,115(28)	USD	6,374	6,374,453
Citibank, N.A.:
Dated 4/3/25 with an interest rate of 3.95%, collateralized by USD 8,572,000 Panama Government International Bonds, 6.853%, due 3/28/54 and a market value, including accrued interest, of $8,204,813(28)	USD	7,925	7,924,778
Dated 4/17/25 with an interest rate of 3.90%, collateralized by USD 7,727,000 Bahrain Government International Bonds, 7.50%, due 2/12/36 and a market value, including accrued interest, of $8,428,061(28)	USD	8,388	8,388,433
Nomura International PLC:
Dated 12/19/24 with an interest rate of 3.90%, collateralized by USD 5,050,000 Bahrain Government International Bonds, 5.625%, due 5/18/34 and a market value, including accrued interest, of $4,787,520(28)	USD	5,080	5,080,048
Dated 12/19/24 with an interest rate of 3.95%, collateralized by USD 1,885,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $2,041,514(28)	USD	2,206	2,205,874
Dated 3/12/25 with an interest rate of 4.05%, collateralized by USD 3,896,000 Panama Government International Bonds, 4.50%, due 4/1/56 and a market value, including accrued interest, of $2,652,436(28)	USD	2,659	2,659,020
Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 3/19/25 with an interest rate of 4.00%, collateralized by USD 12,092,000 Panama Government International Bonds, 4.50%, due 4/16/50 and a market value, including accrued interest, of $8,466,516(28)	USD	8,634	$ 8,633,688
Dated 3/19/25 with an interest rate of 4.06%, collateralized by USD 3,935,000 Panama Government International Bonds, 4.50%, due 4/16/50 and a market value, including accrued interest, of $2,755,189(28)	USD	2,810	2,809,590
Dated 5/23/25 with an interest rate of 3.90%, collateralized by USD 15,272,000 African Export-Import Bank, 3.798%, due 5/17/31 and a market value, including accrued interest, of $13,431,351(28)	USD	14,051	14,051,194
Dated 6/9/25 with an interest rate of 3.90%, collateralized by USD 15,271,000 African Export-Import Bank, 3.798%, due 5/17/31 and a market value, including accrued interest, of $13,430,471(28)	USD	13,774	13,773,678
Dated 6/17/25 with an interest rate of 4.05%, collateralized by USD 42,356,000 Panama Government International Bonds, 6.853%, due 3/28/54 and a market value, including accrued interest, of $40,541,656(28)	USD	40,916	40,915,896
Dated 6/24/25 with an interest rate of 2.40%, collateralized by EUR 3,044,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $3,318,596(28)	USD	3,355	3,354,545
Dated 6/24/25 with an interest rate of 3.85%, collateralized by USD 14,678,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $13,588,389(28)	USD	13,917	13,916,946
Dated 6/24/25 with an interest rate of 4.05%, collateralized by USD 4,619,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $4,276,112(28)	USD	4,380	4,379,505
Dated 7/7/25 with an interest rate of 1.50%, collateralized by USD 14,051,000 Bahrain Government International Bonds, 7.50%, due 9/20/47 and a market value, including accrued interest, of $14,748,640(28)	USD	14,993	14,993,295
Dated 7/7/25 with an interest rate of 3.90%, collateralized by EUR 13,578,000 Republic of Poland Government International Bonds, 2.75%, due 5/25/32 and a market value, including accrued interest, of $15,316,718(28)	USD	16,415	16,415,377
Dated 7/18/25 with an interest rate of 3.90%, collateralized by USD 18,552,000 Senegal Government International Bonds, 7.75%, due 6/10/31 and a market value, including accrued interest, of $15,374,143(28)	USD	14,756	14,755,797
Total Repurchase Agreements (identified cost $327,096,803)			$ 326,946,423

Global Macro Absolute Return Advantage Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Sovereign Government Securities — 2.4%
Security	Principal Amount (000's omitted)		Value
Albania — 0.1%
Albanian Treasury Bills, 0.00%, 3/12/26	ALL	280,700	$ 3,228,584
			$ 3,228,584
Egypt — 0.3%
Egypt Treasury Bills:
0.00%, 8/5/25	EGP	223,650	$ 4,612,349
0.00%, 8/19/25	EGP	63,175	1,284,764
0.00%, 9/9/25	EGP	12,500	249,993
0.00%, 9/16/25	EGP	31,575	628,057
0.00%, 10/28/25	EGP	24,625	474,726
0.00%, 12/23/25	EGP	351,900	6,528,414
			$ 13,778,303
Nigeria — 0.8%
Nigeria OMO Bills:
0.00%, 9/30/25	NGN	6,251,259	$ 3,913,907
0.00%, 10/7/25	NGN	15,097,905	9,407,124
0.00%, 10/14/25	NGN	26,155,240	16,214,601
0.00%, 11/18/25	NGN	5,576,903	3,380,460
0.00%, 12/16/25	NGN	5,273,744	3,142,749
0.00%, 2/24/26	NGN	1,075,389	616,104
0.00%, 2/25/26	NGN	4,539,996	2,595,938
			$ 39,270,883
Uruguay — 1.2%
Uruguay Monetary Regulation Bills:
0.00%, 9/10/25	UYU	950,000	$ 23,486,932
0.00%, 10/1/25	UYU	279,000	6,848,785
0.00%, 10/31/25	UYU	101,447	2,472,304
0.00%, 11/7/25	UYU	93,521	2,281,610
0.00%, 12/5/25	UYU	387,000	9,384,714
0.00%, 12/19/25	UYU	317,603	7,657,308
0.00%, 12/30/25	UYU	42,799	1,032,321
0.00%, 3/6/26	UYU	93,521	2,223,693
			$ 55,387,667
Total Sovereign Government Securities (identified cost $108,022,440)			$ 111,665,437

U.S. Treasury Obligations — 1.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 8/14/25(29)	$20,000	$ 19,969,116
0.00%, 8/21/25(29)	50,175	50,055,388
0.00%, 9/4/25(29)	4,700	4,681,047
0.00%, 10/9/25(29)	11,027	10,937,242
Total U.S. Treasury Obligations (identified cost $85,644,567)		$ 85,642,793
Total Short-Term Investments (identified cost $594,867,993)		$ 598,358,836

Total Purchased Options — 0.2% (identified cost $17,472,767)	$ 10,383,516
Total Investments — 109.5% (identified cost $4,835,737,180)	$5,009,009,279
Less Unfunded Loan Commitments — (2.9)%	$ (132,471,200)
Net Investments — 106.6% (identified cost $4,703,265,980)	$4,876,538,079
Total Written Options — (0.1)% (premiums received $5,261,276)	$ (5,071,793)
Securities Sold Short — (10.1)%
Common Stocks — (1.0)%
Security	Shares	Value
Australia — (0.1)%
EBOS Group Ltd.	(75,738)	$ (1,825,073)
		$ (1,825,073)
New Zealand — (0.9)%
a2 Milk Co. Ltd.	(762,569)	$ (3,947,642)
Air New Zealand Ltd.	(2,554,568)	(872,210)
Auckland International Airport Ltd.	(1,230,052)	(5,457,058)
Chorus Ltd.	(344,502)	(1,767,725)
Contact Energy Ltd.	(413,610)	(2,216,684)
Fisher & Paykel Healthcare Corp. Ltd.	(164,991)	(3,574,913)
Fletcher Building Ltd.(5)	(1,526,897)	(2,723,854)
Freightways Group Ltd.	(134,571)	(882,872)
Goodman Property Trust	(1,477,642)	(1,748,556)
Infratil Ltd.	(521,972)	(3,564,078)

Global Macro Absolute Return Advantage Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
New Zealand (continued)
Kiwi Property Group Ltd.	(1,545,841)	$ (886,306)
Mainfreight Ltd.	(68,761)	(2,396,884)
Mercury NZ Ltd.	(553,663)	(2,017,434)
Meridian Energy Ltd.	(793,260)	(2,666,843)
Precinct Properties Group	(1,838,043)	(1,364,046)
Ryman Healthcare Ltd.(5)	(1,595,176)	(2,344,780)
Spark New Zealand Ltd.	(2,532,553)	(3,621,230)
		$ (42,053,115)
Total Common Stocks (proceeds $44,748,272)		$ (43,878,188)
Corporate Bonds — (0.7)%
Security	Principal Amount (000's omitted)		Value
Supranational — (0.2)%
African Export-Import Bank, 3.798%, 5/17/31(7)	USD	(12,021)	$ (10,478,328)
			$ (10,478,328)
United States — (0.5)%
ARES Capital Corp., 5.80%, 3/8/32	USD	(15,857)	$ (15,838,077)
Blue Owl Credit Income Corp., 6.65%, 3/15/31	USD	(7,964)	(8,198,121)
			$ (24,036,198)
Total Corporate Bonds (proceeds $33,112,342)			$ (34,514,526)
Exchange-Traded Funds — (3.4)%
Security	Shares	Value
United States — (3.4)%
iShares Broad USD High Yield Corporate Bond ETF	(2,350,690)	$ (87,892,299)
iShares JPMorgan USD Emerging Markets Bond ETF	(744,519)	(69,143,480)
Total Exchange-Traded Funds (proceeds $148,935,048)		$ (157,035,779)
Sovereign Government Bonds — (5.0)%
Security	Principal Amount (000's omitted)		Value
Armenia — (0.2)%
Republic of Armenia International Bonds, 3.60%, 2/2/31(7)	USD	(8,028)	$ (6,991,622)
			$ (6,991,622)
Security	Principal Amount (000's omitted)		Value
Azerbaijan — (0.4)%
Republic of Azerbaijan International Bonds, 3.50%, 9/1/32(7)	USD	(19,297)	$ (17,583,087)
			$ (17,583,087)
Bahrain — (0.8)%
Bahrain Government International Bonds:
5.625%, 5/18/34(7)	USD	(10,015)	$ (9,380,225)
6.00%, 9/19/44(7)	USD	(7,727)	(6,671,766)
7.50%, 2/12/36(7)	USD	(6,258)	(6,605,447)
7.50%, 9/20/47(7)	USD	(8,571)	(8,762,638)
7.75%, 4/18/35(7)	USD	(6,435)	(6,916,433)
			$ (38,336,509)
Kazakhstan — (0.6)%
Kazakhstan Government International Bonds:
4.875%, 10/14/44(7)	USD	(15,452)	$ (13,953,383)
6.50%, 7/21/45(7)	USD	(14,022)	(15,160,950)
			$ (29,114,333)
Panama — (2.0)%
Panama Government International Bonds:
4.50%, 4/16/50	USD	(20,962)	$ (14,401,942)
4.50%, 4/1/56	USD	(19,378)	(12,902,066)
6.853%, 3/28/54	USD	(68,072)	(63,562,230)
			$ (90,866,238)
Poland — (0.7)%
Republic of Poland Government International Bonds:
1.00%, 3/7/29(7)	EUR	(10,844)	$ (11,772,385)
2.75%, 5/25/32(7)	EUR	(16,578)	(18,603,954)
			$ (30,376,339)
Senegal — (0.3)%
Senegal Government International Bonds, 7.75%, 6/10/31(7)	USD	(18,552)	$ (15,170,458)
			$ (15,170,458)
Total Sovereign Government Bonds (proceeds $221,887,271)			$ (228,438,586)
Total Securities Sold Short (proceeds $448,682,933)			$ (463,867,079)

Global Macro Absolute Return Advantage Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Value
Other Assets, Less Liabilities — 3.6%	$ 167,439,899
Net Assets — 100.0%	$4,575,039,106
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2025.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2025, the aggregate value of these securities is $461,446,771 or 10.1% of the Portfolio's net assets.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2025.
(5)	Non-income producing security.
(6)	Securities are traded on separate exchanges for the same entity.
(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2025, the aggregate value of these securities is $1,143,226,507 or 25.0% of the Portfolio's net assets.
(8)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(9)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(11)	Security converts to variable rate after the indicated fixed-rate coupon period.
(12)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(13)	Quantity held represents principal in USD.
(14)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(15)	Restricted security.
(16)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(17)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(18)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any. At July 31, 2025, the total value of unfunded loan commitments is $132,471,200.
(19)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(20)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(21)	Step coupon security. Interest rate represents the rate in effect at July 31, 2025.
(22)	When-issued security.
(23)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(24)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2025.
(25)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(26)	The stated interest rate represents the weighted average fixed interest rate at July 31, 2025 of all interest only securities comprising the trust.
(27)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2025.
(28)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(29)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Global Macro Absolute Return Advantage Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Purchased Currency Options (OTC) — 0.0%†
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call CNH	Barclays Bank PLC	USD	80,440,000	CNH	7.00	1/26/26	$ 402,522
Put USD vs. Call CNH	Deutsche Bank AG	USD	87,800,000	CNH	7.00	1/29/26	455,857
Put USD vs. Call CNH	Goldman Sachs International	USD	66,000,000	CNH	7.00	1/22/26	319,110
Put USD vs. Call CNH	Goldman Sachs International	USD	3,570,000	CNH	7.00	1/29/26	18,535
Put USD vs. Call CNH	Standard Chartered Bank	USD	32,990,000	CNH	7.00	1/26/26	165,082
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	50,900,000	INR	85.50	1/25/29	314,562
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	27,200,000	INR	85.50	1/25/29	168,096
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	26,300,000	INR	85.50	1/30/29	163,034
Total							$2,006,798
†	Amount is less than 0.05% or (0.05)%, as applicable.
Purchased Put Options (Exchange-Traded) — 0.2%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
E-Mini S&P 500 Index Futures 12/2025	256	$81,590,400	$5,350.00	12/19/25	$ 640,000
E-Mini S&P 500 Index Futures 12/2025	250	79,678,125	5,400.00	12/19/25	665,625
E-Mini S&P 500 Index Futures 12/2025	739	235,528,538	5,450.00	12/19/25	2,106,150
ICE Brent Crude Oil Futures 06/2026	1,352	98,060,560	60.00	4/27/26	4,394,000
iShares 20+ Year Treasury Bond ETF	5,606	48,357,356	80.00	1/16/26	570,943
Total					$8,376,718
Written Currency Options (OTC) — (0.1)%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	7,038,000	BRL	7.00	7/12/27	$(2,529,830)
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	5,630,000	BRL	7.00	7/14/27	(2,028,219)
Put USD vs. Call KRW	Barclays Bank PLC	USD	31,750,000	KRW	1,300.00	1/26/26	(184,340)
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	43,000,000	KRW	1,300.00	1/22/26	(241,617)
Put USD vs. Call KRW	Standard Chartered Bank	USD	15,120,000	KRW	1,300.00	1/26/26	(87,787)
Total							$(5,071,793)

Global Macro Absolute Return Advantage Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
CLP	335,000,000	USD	360,595	9/17/25	$ (16,143)
CLP	511,000,000	USD	547,250	9/17/25	(21,832)
CLP	2,428,000,000	USD	2,612,753	9/17/25	(116,249)
CLP	8,387,000,000	USD	9,011,206	9/17/25	(387,574)
CLP	9,729,000,000	USD	10,410,469	9/17/25	(406,973)
CLP	10,064,000,000	USD	10,769,050	9/17/25	(421,102)
CLP	10,735,000,000	USD	11,536,808	9/17/25	(498,929)
CLP	17,628,000,000	USD	18,792,376	9/17/25	(667,016)
CLP	19,431,000,000	USD	20,880,526	9/17/25	(901,296)
COP	5,820,000,000	USD	1,441,625	9/17/25	(57,304)
COP	8,729,000,000	USD	2,157,829	9/17/25	(81,584)
COP	8,729,000,000	USD	2,163,302	9/17/25	(87,058)
COP	153,435,500,000	USD	38,016,724	9/17/25	(1,521,182)
EUR	1,929,942	USD	2,272,020	9/17/25	(63,148)
EUR	5,757,625	USD	6,778,153	9/17/25	(188,391)
EUR	15,158,896	USD	17,666,182	9/17/25	(316,405)
EUR	9,692,098	USD	11,410,003	9/17/25	(317,128)
EUR	27,940,000	USD	32,561,284	9/17/25	(583,179)
IDR	265,000,000,000	USD	16,016,923	9/17/25	22,388
IDR	310,000,000,000	USD	18,744,709	9/17/25	18,259
IDR	216,447,245,000	USD	13,168,294	9/17/25	(67,672)
IDR	292,815,000,000	USD	17,791,651	9/17/25	(68,818)
IDR	323,124,255,000	USD	19,633,264	9/17/25	(75,941)
IDR	276,347,168,000	USD	16,840,169	9/17/25	(114,062)
IDR	301,229,000,000	USD	18,362,024	9/17/25	(129,927)
IDR	433,185,000,000	USD	26,365,490	9/17/25	(146,663)
IDR	390,843,000,000	USD	23,814,465	9/17/25	(158,417)
IDR	294,576,920,000	USD	18,133,390	9/17/25	(303,915)
IDR	406,752,000,000	USD	25,040,138	9/17/25	(421,187)
INR	255,000,000	USD	2,939,871	9/17/25	(32,858)
INR	255,000,000	USD	2,940,895	9/17/25	(33,882)
INR	512,700,000	USD	5,927,202	9/17/25	(82,396)
INR	1,598,028,000	USD	18,429,570	9/17/25	(211,969)
INR	1,909,362,000	USD	22,017,551	9/17/25	(250,727)
INR	3,555,000,000	USD	41,509,522	9/17/25	(982,341)
INR	3,804,880,000	USD	44,449,533	9/17/25	(1,073,707)
KRW	4,758,000,000	USD	3,451,828	9/17/25	(33,738)
KRW	5,710,000,000	USD	4,137,588	9/17/25	(35,592)
KRW	5,710,000,000	USD	4,137,624	9/17/25	(35,628)
KRW	5,535,740,000	USD	4,016,353	9/17/25	(39,544)
KRW	6,662,000,000	USD	4,830,582	9/17/25	(44,680)
KRW	11,504,600,000	USD	8,387,960	9/17/25	(123,192)
KRW	19,699,000,000	USD	14,280,847	9/17/25	(129,320)
KRW	19,699,000,000	USD	14,282,928	9/17/25	(131,401)

Global Macro Absolute Return Advantage Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
KRW	11,194,000,000	USD	8,330,884	9/17/25	$ (289,247)
KRW	99,320,262,000	USD	72,708,830	9/17/25	(1,358,338)
TWD	120,000,000	USD	4,118,333	9/17/25	(92,603)
TWD	156,000,000	USD	5,345,924	9/17/25	(112,475)
TWD	156,000,000	USD	5,346,934	9/17/25	(113,485)
TWD	240,000,000	USD	8,241,911	9/17/25	(190,451)
TWD	264,880,000	USD	9,080,095	9/17/25	(193,967)
TWD	288,000,000	USD	9,870,009	9/17/25	(208,257)
TWD	350,000,000	USD	11,995,339	9/17/25	(253,626)
TWD	525,000,000	USD	18,013,381	9/17/25	(400,812)
TWD	526,000,000	USD	18,052,028	9/17/25	(405,911)
TWD	1,295,130,000	USD	44,067,030	9/17/25	(618,331)
USD	31,929,714	CLP	30,346,000,000	9/17/25	727,526
USD	26,189,579	CLP	25,032,000,000	9/17/25	451,322
USD	13,683,856	CLP	13,005,000,000	9/17/25	311,930
USD	9,480,219	CLP	9,010,000,000	9/17/25	216,009
USD	7,776,732	CLP	7,433,000,000	9/17/25	134,015
USD	6,547,463	CLP	6,258,000,000	9/17/25	112,899
USD	4,063,595	CLP	3,862,000,000	9/17/25	92,632
USD	1,943,942	CLP	1,858,000,000	9/17/25	33,520
USD	1,285,048	CLP	1,226,000,000	9/17/25	24,457
USD	920,683	CLP	875,000,000	9/17/25	20,995
USD	914,195	CLP	876,000,000	9/17/25	13,479
USD	577,663	CLP	549,000,000	9/17/25	13,173
USD	763,678	CLP	731,000,000	9/17/25	12,053
USD	3,626,637	CLP	3,518,055,000	9/17/25	9,322
USD	381,531	CLP	364,000,000	9/17/25	7,261
USD	273,574	CLP	260,000,000	9/17/25	6,239
USD	365,261	CLP	350,000,000	9/17/25	5,386
USD	271,336	CLP	260,000,000	9/17/25	4,001
USD	227,014	CLP	217,300,000	9/17/25	3,583
USD	108,535	CLP	104,000,000	9/17/25	1,600
USD	686,256	COP	2,921,000,000	9/17/25	(8,521)
USD	686,003	COP	2,921,000,000	9/17/25	(8,774)
USD	822,101	COP	3,511,500,000	9/17/25	(13,130)
USD	39,217,984	COP	167,360,000,000	9/17/25	(589,583)
USD	160,292,889	EUR	137,543,202	9/17/25	2,870,879
USD	116,444,117	EUR	99,917,700	9/17/25	2,085,538
USD	83,854,211	EUR	71,953,140	9/17/25	1,501,846
USD	46,087,047	EUR	39,148,121	9/17/25	1,280,937
USD	63,538,800	EUR	54,521,009	9/17/25	1,137,993
USD	56,605,445	EUR	48,571,676	9/17/25	1,013,815
USD	56,063,471	EUR	48,106,622	9/17/25	1,004,108
USD	51,007,302	EUR	43,768,053	9/17/25	913,551

Global Macro Absolute Return Advantage Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	49,928,951	EUR	42,842,747	9/17/25	$ 894,238
USD	43,387,443	EUR	37,229,648	9/17/25	777,078
USD	32,527,875	EUR	27,911,332	9/17/25	582,581
USD	32,504,663	EUR	27,891,414	9/17/25	582,165
USD	31,267,690	EUR	26,830,000	9/17/25	560,011
USD	28,250,004	EUR	24,240,602	9/17/25	505,963
USD	21,065,321	EUR	18,075,610	9/17/25	377,284
USD	13,008,590	EUR	11,050,000	9/17/25	361,559
USD	14,983,869	EUR	12,857,272	9/17/25	268,364
USD	12,417,057	EUR	10,654,757	9/17/25	222,392
USD	10,646,343	EUR	9,135,353	9/17/25	190,678
USD	10,052,313	EUR	8,625,631	9/17/25	180,039
USD	7,379,832	EUR	6,332,444	9/17/25	132,174
USD	5,026,652	EUR	4,313,241	9/17/25	90,028
USD	1,992,757	EUR	1,709,934	9/17/25	35,691
USD	639,091	EUR	542,869	9/17/25	17,763
USD	224,717	EUR	192,824	9/17/25	4,025
USD	50,865,703	IDR	830,230,000,000	9/17/25	615,448
USD	46,865,159	IDR	765,690,000,000	9/17/25	521,233
USD	29,636,397	IDR	482,362,000,000	9/17/25	441,098
USD	31,912,206	IDR	520,998,668,000	9/17/25	378,395
USD	16,592,270	IDR	270,084,000,000	9/17/25	245,246
USD	14,814,595	IDR	241,789,000,000	9/17/25	180,145
USD	12,222,713	IDR	199,108,000,000	9/17/25	171,562
USD	12,267,471	IDR	200,057,920,000	9/17/25	158,825
USD	22,792,289	INR	1,952,000,000	9/17/25	539,389
USD	40,353,137	KRW	54,403,532,575	9/17/25	1,270,288
USD	10,840,104	KRW	14,942,000,000	9/17/25	105,950
USD	7,797,748	PEN	27,636,000	9/17/25	115,146
USD	274,499	PEN	1,000,000	9/17/25	(3,493)
USD	20,412,104	PEN	74,000,000	9/17/25	(159,345)
USD	34,035,078	PEN	124,000,000	9/17/25	(435,998)
USD	37,062,457	PEN	135,000,000	9/17/25	(466,537)
USD	36,561,943	PEN	133,250,000	9/17/25	(480,564)
USD	80,733,156	PEN	292,544,663	9/17/25	(592,080)
USD	42,851,859	PHP	2,433,000,000	9/17/25	1,114,810
USD	23,848,840	PHP	1,334,294,916	9/17/25	959,595
USD	1,744,817	PHP	96,507,555	9/17/25	89,272
USD	212,143	PHP	11,774,805	9/17/25	10,152
USD	44,865,417	TWD	1,295,130,000	9/17/25	1,416,719
USD	5,234,863	PHP	293,100,000	5/7/26	231,356
USD	2,084,115	PHP	116,700,000	5/7/26	91,930
USD	1,340,411	PHP	75,000,000	5/7/26	60,087
USD	19,422,666	PHP	1,090,000,000	5/12/26	817,359

Global Macro Absolute Return Advantage Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	14,407,684	PHP	810,000,000	5/12/26	$ 581,722
USD	13,178,985	PHP	740,000,000	5/12/26	547,859
USD	13,005,523	PHP	730,000,000	5/12/26	545,088
USD	13,535,784	PHP	762,200,000	5/12/26	525,724
USD	12,430,302	PHP	700,000,000	5/12/26	481,939
USD	12,412,448	PHP	700,000,000	5/12/26	464,086
USD	10,634,150	PHP	600,000,000	5/12/26	392,696
USD	7,862,364	PHP	441,000,000	5/12/26	334,896
USD	6,449,532	PHP	362,000,000	5/12/26	270,522
USD	7,094,840	PHP	400,000,000	5/12/26	267,205
USD	7,093,834	PHP	400,000,000	5/12/26	266,198
USD	4,261,226	PHP	237,900,000	5/12/26	200,490
USD	4,705,778	PHP	264,700,000	5/12/26	187,590
USD	3,205,300	PHP	179,000,000	5/12/26	149,933
USD	3,189,026	PHP	179,000,000	5/12/26	133,659
USD	1,947,096	PHP	108,500,000	5/12/26	95,100
					$16,435,863
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	2,137,272,300	USD	3,956,373	ICBC Standard Bank plc	8/7/25	$ —	$ (7,924)
EUR	6,233,890	USD	7,295,897	HSBC Bank USA, N.A.	8/8/25	—	(179,912)
EUR	8,636,173	USD	9,910,902	Standard Chartered Bank	8/8/25	—	(52,711)
EUR	10,327,593	USD	12,026,158	Standard Chartered Bank	8/8/25	—	(237,211)
EUR	675,949	USD	783,949	UBS AG	8/8/25	—	(12,353)
EUR	477,061	USD	560,008	UBS AG	8/8/25	—	(15,442)
EUR	1,840,560	USD	2,135,504	UBS AG	8/8/25	—	(34,504)
EUR	1,373,019	USD	1,607,586	UBS AG	8/8/25	—	(40,285)
EUR	4,264,989	USD	5,003,243	UBS AG	8/8/25	—	(134,758)
EUR	10,927,331	USD	12,683,219	UBS AG	8/8/25	—	(209,671)
KZT	3,436,764,155	USD	6,550,584	Bank of America, N.A.	8/8/25	—	(203,277)
KZT	3,576,347,610	USD	6,819,885	Bank of America, N.A.	8/8/25	—	(214,782)
USD	11,478,018	EUR	9,796,625	UBS AG	8/8/25	295,171	—
USD	10,501,135	EUR	8,971,584	UBS AG	8/8/25	260,071	—
USD	765,001	EUR	653,233	UBS AG	8/8/25	19,336	—
EGP	200,338,323	USD	3,669,872	Goldman Sachs International	8/11/25	436,276	—
EGP	567,390,906	USD	10,397,488	Citibank, N.A.	8/12/25	1,224,314	—
EGP	233,095,228	USD	4,661,905	Goldman Sachs International	8/12/25	112,558	—
EGP	53,780,069	USD	1,075,601	Goldman Sachs International	8/12/25	25,970	—
KZT	3,493,499,000	USD	6,654,284	Bank of America, N.A.	8/12/25	—	(209,719)

Global Macro Absolute Return Advantage Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	751,023,058	USD	1,412,255	JPMorgan Chase Bank, N.A.	8/12/25	$ —	$ (26,820)
USD	2,036,444	EGP	111,474,930	Standard Chartered Bank	8/12/25	—	(246,884)
USD	5,300,987	EGP	289,964,000	Standard Chartered Bank	8/12/25	—	(638,312)
USD	1,862,487	GHS	25,646,446	ICBC Standard Bank plc	8/13/25	—	(571,162)
USD	17,134,903	KZT	9,091,779,405	Citibank, N.A.	8/13/25	367,906	—
KZT	2,720,264,405	USD	5,196,303	JPMorgan Chase Bank, N.A.	8/14/25	—	(181,072)
USD	22,594,458	RUB	1,794,000,000	ICBC Standard Bank plc	8/15/25	427,065	—
UZS	71,500,000,000	USD	5,000,000	Deutsche Bank AG	8/21/25	609,292	—
USD	2,058,000	GHS	25,725,000	Standard Chartered Bank	8/22/25	—	(375,789)
ARS	16,198,403,000	USD	13,589,264	Goldman Sachs International	8/26/25	—	(2,007,787)
USD	5,793,419	ARS	8,099,200,000	Goldman Sachs International	8/26/25	2,682	—
USD	5,752,275	ARS	8,099,203,000	Goldman Sachs International	8/26/25	—	(38,465)
UZS	24,959,128,000	USD	1,757,685	ICBC Standard Bank plc	8/29/25	194,788	—
UZS	24,959,125,000	USD	1,757,685	JPMorgan Chase Bank, N.A.	8/29/25	194,788	—
ISK	1,600,248,000	EUR	10,950,103	Bank of America, N.A.	9/3/25	291,472	—
ISK	1,372,279,179	EUR	9,379,899	Bank of America, N.A.	9/4/25	260,074	—
UZS	25,003,069,000	USD	1,757,685	JPMorgan Chase Bank, N.A.	9/4/25	195,247	—
ISK	1,520,503,506	EUR	10,389,501	Bank of America, N.A.	9/5/25	290,440	—
USD	1,094,052	GHS	12,034,664	Standard Chartered Bank	9/5/25	—	(39,241)
KZT	4,103,814,012	USD	7,713,936	ICBC Standard Bank plc	9/8/25	—	(201,869)
UZS	67,068,991,000	USD	4,706,596	Citibank, N.A.	9/8/25	527,785	—
EGP	467,827,661	USD	9,156,932	Citibank, N.A.	9/9/25	265,104	—
KZT	4,562,073,242	USD	8,626,240	Societe Generale	9/9/25	—	(277,527)
UYU	21,333,000	USD	523,509	Citibank, N.A.	9/9/25	5,483	—
EGP	148,476,802	USD	2,659,445	Goldman Sachs International	9/11/25	328,542	—
EUR	25,279,513	ISK	3,679,938,727	Bank of America, N.A.	9/12/25	—	(517,249)
ISK	9,747,421,315	EUR	66,960,372	Bank of America, N.A.	9/12/25	1,370,088	—
USD	12,775,972	KZT	6,929,687,399	Citibank, N.A.	9/12/25	104,486	—
SEK	323,071,032	USD	33,788,468	Barclays Bank PLC	9/15/25	—	(696,483)
SEK	10,900,000	USD	1,120,057	Deutsche Bank AG	9/15/25	—	(3,576)
SEK	332,528,968	USD	34,778,654	Goldman Sachs International	9/15/25	—	(717,898)
EUR	384,351	ISK	56,042,270	Citibank, N.A.	9/16/25	—	(8,328)
ISK	2,945,510,583	EUR	20,201,019	Citibank, N.A.	9/16/25	437,688	—
KZT	4,896,035,183	USD	9,277,261	Standard Chartered Bank	9/16/25	—	(333,894)
USD	5,077,490	TRY	220,313,532	Standard Chartered Bank	9/16/25	—	(147,733)
USD	37,998,684	TRY	1,651,778,000	Standard Chartered Bank	9/16/25	—	(1,176,888)
AUD	7,695,000	USD	5,028,565	Barclays Bank PLC	9/17/25	—	(79,405)
AUD	7,695,000	USD	5,028,565	Barclays Bank PLC	9/17/25	—	(79,405)
AUD	130,220,000	USD	85,004,491	Goldman Sachs International	9/17/25	—	(1,251,457)
AUD	132,150,000	USD	86,264,348	Goldman Sachs International	9/17/25	—	(1,270,005)
AUD	1,400,000	USD	900,674	State Street Bank and Trust Company	9/17/25	—	(242)
AUD	3,500,000	USD	2,251,685	State Street Bank and Trust Company	9/17/25	—	(605)
CNH	145,000,000	USD	20,295,957	Bank of America, N.A.	9/17/25	—	(118,754)
CNH	74,096,000	USD	10,398,942	BNP Paribas	9/17/25	—	(88,252)

Global Macro Absolute Return Advantage Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CNH	219,000,000	USD	30,717,442	Citibank, N.A.	9/17/25	$ —	$ (242,907)
CNH	218,820,000	USD	30,697,792	Goldman Sachs International	9/17/25	—	(248,305)
CNH	114,245,469	USD	16,025,612	Standard Chartered Bank	9/17/25	—	(127,998)
CNH	110,500,000	USD	15,505,682	Standard Chartered Bank	9/17/25	—	(129,261)
EUR	3,111,606	NOK	37,000,000	Bank of America, N.A.	9/17/25	—	(18,474)
EUR	8,509,517	NOK	101,200,000	Bank of America, N.A.	9/17/25	—	(51,841)
EUR	4,966,491	NOK	59,000,000	Barclays Bank PLC	9/17/25	—	(24,032)
EUR	37,603,790	NOK	449,330,000	JPMorgan Chase Bank, N.A.	9/17/25	—	(434,625)
EUR	3,007,763	PLN	13,000,000	Standard Chartered Bank	9/17/25	—	(23,934)
EUR	50,655,749	PLN	219,000,000	Standard Chartered Bank	9/17/25	—	(418,640)
EUR	80,911,527	PLN	348,191,427	UBS AG	9/17/25	—	(238,486)
EUR	18,558,426	RON	94,863,249	UBS AG	9/17/25	—	(35,874)
JPY	10,101,191,034	USD	71,334,987	Deutsche Bank AG	9/17/25	—	(4,022,195)
JPY	240,000,000	USD	1,667,850	Goldman Sachs International	9/17/25	—	(68,527)
JPY	391,000,000	USD	2,761,647	Goldman Sachs International	9/17/25	—	(156,082)
JPY	39,861,771	USD	5,669,550,450	HSBC Bank USA, N.A.	9/17/25	—	(2,080,754)
JPY	39,861,771	USD	5,669,550,450	HSBC Bank USA, N.A.	9/17/25	—	(2,080,754)
JPY	12,116,285,186	USD	84,543,148	State Street Bank and Trust Company	9/17/25	—	(3,802,077)
MXN	477,200,000	USD	25,017,563	Barclays Bank PLC	9/17/25	158,803	—
MXN	42,800,000	USD	2,294,871	Deutsche Bank AG	9/17/25	—	(36,807)
MXN	335,000,000	USD	17,529,168	HSBC Bank USA, N.A.	9/17/25	144,936	—
MXN	10,300,000	USD	535,223	Standard Chartered Bank	9/17/25	8,189	—
NOK	277,530,000	EUR	23,919,028	Barclays Bank PLC	9/17/25	—	(524,638)
NOK	148,000,000	EUR	12,754,576	Citibank, N.A.	9/17/25	—	(278,791)
NOK	221,000,000	EUR	19,003,231	Citibank, N.A.	9/17/25	—	(367,716)
NZD	1,965,000	USD	1,164,578	Australia and New Zealand Banking Group Limited	9/17/25	—	(5,184)
NZD	11,400,000	USD	6,835,411	Australia and New Zealand Banking Group Limited	9/17/25	—	(109,157)
NZD	61,000,000	USD	36,966,659	Australia and New Zealand Banking Group Limited	9/17/25	—	(975,299)
SEK	198,220,000	EUR	18,089,673	Bank of America, N.A.	9/17/25	—	(397,948)
SEK	44,200,000	EUR	3,960,510	Barclays Bank PLC	9/17/25	—	(4,948)
SEK	185,000,000	EUR	16,886,532	Citibank, N.A.	9/17/25	—	(375,212)
SEK	221,000,000	EUR	20,181,016	HSBC Bank USA, N.A.	9/17/25	—	(457,904)
SEK	126,800,000	EUR	11,364,508	JPMorgan Chase Bank, N.A.	9/17/25	—	(17,264)
SEK	39,000,000	EUR	3,490,672	Standard Chartered Bank	9/17/25	93	—
USD	7,754,669	BHD	2,927,000	Standard Chartered Bank	9/17/25	—	(4,227)
USD	16,823,675	BHD	6,353,629	Standard Chartered Bank	9/17/25	—	(18,536)
USD	18,718,554	BHD	7,069,249	Standard Chartered Bank	9/17/25	—	(20,624)
USD	47,017,630	CNH	335,261,469	Barclays Bank PLC	9/17/25	364,949	—
USD	76,684,490	CNH	546,400,000	Citibank, N.A.	9/17/25	651,223	—
USD	1,786,886	GBP	1,350,000	JPMorgan Chase Bank, N.A.	9/17/25	3,244	—
USD	34,653,740	GBP	25,715,792	Standard Chartered Bank	9/17/25	677,620	—
USD	33,657,388	GBP	24,984,208	Standard Chartered Bank	9/17/25	647,849	—

Global Macro Absolute Return Advantage Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	38,533,585	JPY	5,434,800,000	BNP Paribas	9/17/25	$ 2,316,910	$ —
USD	36,801,356	JPY	5,436,000,000	Citibank, N.A.	9/17/25	576,683	—
USD	5,988,716	JPY	846,179,400	Citibank, N.A.	9/17/25	349,906	—
USD	17,351,338	JPY	2,563,000,000	Citibank, N.A.	9/17/25	271,898	—
USD	6,874,821	JPY	973,489,770	Deutsche Bank AG	9/17/25	387,634	—
USD	39,861,771	JPY	5,669,550,450	HSBC Bank USA, N.A.	9/17/25	2,080,754	—
USD	39,861,771	JPY	5,669,550,450	HSBC Bank USA, N.A.	9/17/25	2,080,754	—
USD	39,861,771	JPY	5,669,550,450	HSBC Bank USA, N.A.	9/17/25	2,080,754	—
USD	18,533,627	JPY	2,733,191,034	HSBC Bank USA, N.A.	9/17/25	320,060	—
USD	35,675,650	KZT	18,936,635,215	Citibank, N.A.	9/17/25	1,094,051	—
USD	7,082,839	MXN	136,165,000	Bank of America, N.A.	9/17/25	—	(101,025)
USD	58,160,591	MXN	1,109,390,000	Barclays Bank PLC	9/17/25	—	(369,184)
USD	5,728,253	MXN	110,863,000	Citibank, N.A.	9/17/25	—	(120,715)
USD	19,552,624	MXN	377,000,000	Goldman Sachs International	9/17/25	—	(337,339)
USD	14,363,400	MXN	274,499,000	HSBC Bank USA, N.A.	9/17/25	—	(118,761)
USD	7,344,725	MXN	137,123,708	Societe Generale	9/17/25	110,281	—
USD	7,279,642	MXN	135,908,623	Societe Generale	9/17/25	109,304	—
USD	45,201,805	MXN	855,000,000	Standard Chartered Bank	9/17/25	93,270	—
USD	5,821,786	MXN	113,000,000	Standard Chartered Bank	9/17/25	—	(139,927)
USD	52,486,525	MXN	1,010,066,429	Standard Chartered Bank	9/17/25	—	(803,086)
USD	22,058,015	MXN	427,199,786	UBS AG	9/17/25	—	(480,413)
USD	37,310,336	MXN	718,000,000	UBS AG	9/17/25	—	(570,281)
USD	17,274,068	NZD	29,000,000	BNP Paribas	9/17/25	163,421	—
USD	10,126,178	NZD	17,000,000	BNP Paribas	9/17/25	95,798	—
USD	595,658	NZD	1,000,000	BNP Paribas	9/17/25	5,635	—
USD	43,624,788	NZD	71,990,000	Citibank, N.A.	9/17/25	1,149,083	—
USD	25,290,554	NZD	41,734,690	Citibank, N.A.	9/17/25	666,157	—
USD	496,338	NZD	819,061	Citibank, N.A.	9/17/25	13,074	—
USD	426,193	NZD	703,308	Citibank, N.A.	9/17/25	11,226	—
USD	6,372,308	NZD	10,800,000	Citibank, N.A.	9/17/25	67	—
USD	25,099,032	NZD	42,000,000	Goldman Sachs International	9/17/25	318,096	—
USD	15,537,496	NZD	26,000,000	Goldman Sachs International	9/17/25	196,916	—
USD	597,596	NZD	1,000,000	Goldman Sachs International	9/17/25	7,574	—
USD	2,993,580	NZD	5,000,000	Standard Chartered Bank	9/17/25	43,469	—
USD	11,432,793	SAR	42,945,000	Standard Chartered Bank	9/17/25	—	(5,262)
USD	59,580,223	THB	1,932,500,000	Standard Chartered Bank	9/17/25	240,958	—
USD	24,743,787	THB	802,200,000	Standard Chartered Bank	9/17/25	111,467	—
USD	6,401,813	THB	205,100,000	Standard Chartered Bank	9/17/25	104,021	—
USD	50,544,983	ZAR	906,221,000	Barclays Bank PLC	9/17/25	947,616	—
USD	32,358,733	ZAR	581,225,133	Goldman Sachs International	9/17/25	548,351	—
USD	1,598,520	ZAR	29,000,000	Goldman Sachs International	9/17/25	11,353	—
UYU	43,000,000	USD	1,065,939	Citibank, N.A.	9/17/25	—	(631)
UYU	326,000,000	USD	8,079,306	Citibank, N.A.	9/17/25	—	(2,784)
UYU	243,203,000	USD	6,034,814	Citibank, N.A.	9/17/25	—	(9,555)

Global Macro Absolute Return Advantage Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UYU	242,044,000	USD	5,937,544	Goldman Sachs International	9/17/25	$ 59,001	$ —
KZT	1,633,294,409	USD	2,953,302	Citibank, N.A.	9/22/25	25,460	—
KZT	7,393,260,519	USD	13,806,386	Standard Chartered Bank	9/22/25	—	(322,739)
TRY	653,424,028	USD	14,493,274	Standard Chartered Bank	9/22/25	927,534	—
USD	14,313,665	TRY	653,424,028	Standard Chartered Bank	9/22/25	—	(1,107,143)
ISK	1,127,310,413	EUR	7,803,076	Citibank, N.A.	9/24/25	74,352	—
UZS	50,181,155,361	USD	3,713,272	ICBC Standard Bank plc	9/25/25	189,725	—
TRY	714,920,744	USD	15,575,740	Standard Chartered Bank	9/26/25	1,240,985	—
USD	7,735,631	TRY	351,301,014	Standard Chartered Bank	9/26/25	—	(527,848)
USD	8,009,005	TRY	363,619,730	Standard Chartered Bank	9/26/25	—	(544,241)
UYU	163,420,000	USD	4,030,882	Goldman Sachs International	10/3/25	10,526	—
USD	3,197,575	NGN	6,251,259,000	Goldman Sachs International	10/7/25	—	(769,903)
UYU	192,000,000	USD	4,735,479	Bank of America, N.A.	10/7/25	10,576	—
NGN	834,600,000	USD	439,263	JPMorgan Chase Bank, N.A.	10/9/25	89,967	—
USD	515,185	NGN	834,600,000	Goldman Sachs International	10/9/25	—	(14,045)
UYU	24,000,000	USD	586,797	Bank of America, N.A.	10/9/25	6,323	—
USD	3,103,445	NGN	6,023,942,000	JPMorgan Chase Bank, N.A.	10/10/25	—	(714,742)
EGP	112,226,000	USD	2,204,833	Bank of America, N.A.	10/15/25	21,779	—
EGP	215,697,674	USD	3,922,132	Citibank, N.A.	10/15/25	357,401	—
EGP	267,430,000	USD	5,290,406	Citibank, N.A.	10/15/25	15,520	—
EGP	518,040,000	USD	9,072,504	JPMorgan Chase Bank, N.A.	10/15/25	1,205,630	—
USD	7,738,608	EGP	425,236,522	Standard Chartered Bank	10/15/25	—	(698,266)
USD	4,629,573	NGN	9,073,962,235	JPMorgan Chase Bank, N.A.	10/15/25	—	(1,109,266)
EGP	520,815,000	USD	9,125,898	Standard Chartered Bank	10/23/25	1,165,000	—
MXN	190,675,400	USD	8,943,122	Bank of America, N.A.	10/24/25	1,077,028	—
MXN	280,650,000	USD	13,577,649	UBS AG	10/24/25	1,170,741	—
USD	13,578,624	MXN	280,649,800	Standard Chartered Bank	10/24/25	—	(1,169,754)
USD	8,941,402	MXN	190,675,400	UBS AG	10/24/25	—	(1,078,748)
EGP	170,845,059	USD	3,061,739	Goldman Sachs International	10/27/25	307,131	—
EGP	1,000,000,000	USD	17,860,970	HSBC Bank USA, N.A.	10/27/25	1,857,895	—
ISK	1,468,790,263	EUR	10,191,439	Citibank, N.A.	10/30/25	6,966	—
USD	63,742,630	OMR	24,541,550	Standard Chartered Bank	10/30/25	—	(6,223)
HKD	55,530,000	USD	7,191,858	Bank of America, N.A.	12/9/25	—	(54,698)
HKD	528,610,000	USD	68,468,363	JPMorgan Chase Bank, N.A.	12/9/25	—	(527,169)
USD	7,170,892	HKD	55,530,000	Bank of America, N.A.	12/9/25	33,731	—
USD	51,259,918	HKD	396,900,000	JPMorgan Chase Bank, N.A.	12/9/25	247,149	—
USD	17,009,983	HKD	131,710,000	JPMorgan Chase Bank, N.A.	12/9/25	81,558	—
UZS	192,939,772,793	USD	12,585,765	Deutsche Bank AG	1/20/26	2,047,051	—
UZS	41,580,552,833	USD	2,711,657	Deutsche Bank AG	1/20/26	441,869	—
USD	1,223,879	GHS	17,550,422	ICBC Standard Bank plc	2/17/26	—	(252,850)
USD	38,349,212	KWD	11,726,516	Standard Chartered Bank	2/24/26	—	(37,729)
USD	37,983,999	KWD	11,615,600	Standard Chartered Bank	2/24/26	—	(39,856)
USD	56,976,005	KWD	17,449,041	Standard Chartered Bank	2/24/26	—	(143,715)
USD	618,751	NGN	1,075,389,000	Citibank, N.A.	2/26/26	—	(18,773)

Global Macro Absolute Return Advantage Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
NGN	1,237,502,000	USD	653,035	Citibank, N.A.	2/27/26	$ 80,135	$ —
USD	3,333,813	NGN	5,777,498,000	Citibank, N.A.	2/27/26	—	(89,124)
TRY	701,894,634	USD	13,703,369	Standard Chartered Bank	3/23/26	498,132	—
USD	13,236,945	TRY	701,894,634	Standard Chartered Bank	3/23/26	—	(964,556)
UZS	53,922,250,000	USD	3,359,642	Standard Chartered Bank	3/25/26	675,549	—
TRY	830,180,298	USD	15,575,740	Standard Chartered Bank	3/26/26	1,181,241	—
USD	2,903,202	TRY	155,612,857	Standard Chartered Bank	3/26/26	—	(237,805)
USD	12,460,393	TRY	674,567,441	Standard Chartered Bank	3/26/26	—	(1,155,582)
EUR	5,314,431	RON	29,205,455	Barclays Bank PLC	5/12/26	—	(282,937)
RON	29,205,455	EUR	5,463,048	JPMorgan Chase Bank, N.A.	5/12/26	110,308	—
UZS	30,180,370,000	USD	1,874,557	Deutsche Bank AG	10/5/26	292,618	—
UZS	133,280,602,632	USD	8,278,298	Deutsche Bank AG	10/7/26	1,287,713	—
USD	630,041	JPY	89,508,986	BNP Paribas	1/7/27	7,083	—
USD	2,530,242	JPY	364,488,110	Standard Chartered Bank	1/7/27	—	(6,494)
USD	1,223,741	JPY	178,339,671	Standard Chartered Bank	1/7/27	—	(17,454)
USD	18,803,965	KWD	5,678,843	Standard Chartered Bank	3/3/27	188,361	—
UZS	64,538,403,000	USD	3,598,461	Deutsche Bank AG	10/25/27	640,236	—
UZS	67,696,635,000	USD	3,786,589	Deutsche Bank AG	11/8/27	643,544	—
						$45,685,891	$(45,397,295)
Forward Volatility Agreements (OTC)
Reference Entity	Counterparty	Strike Volatility Rate	Expiration Date(1)	Notional Amount (000s omitted)	Value/Unrealized Appreciation (Depreciation)
USD vs. INR, 6 month term	Citibank, N.A.	4.69%	10/15/25	$44,463	$(4,935)
USD vs. INR, 6 month term	Deutsche Bank AG	4.80	10/15/25	44,463	(32,236)
USD vs. INR, 6 month term	Deutsche Bank AG	4.58	10/20/25	44,460	24,320
USD vs. INR, 6 month term	JPMorgan Chase Bank, N.A.	4.60	10/17/25	19,341	7,774
					$(5,077)
(1)	At the expiration date, the Portfolio will purchase from the counterparty an option straddle expiring in 6 months with a strike rate to be determined on this date.
Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
8/7/25	COP	85,547,000	Republic of Colombia, 6.00%, 4/28/28	BNP Paribas	$20,437,724	$ 181,814
8/7/25	COP	35,729,000	Republic of Colombia, 6.00%, 4/28/28	BNP Paribas	8,535,886	92,384

Global Macro Absolute Return Advantage Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Non-Deliverable Bond Forward Contracts* (continued)
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
8/7/25	COP	12,000,000	Republic of Colombia, 6.00%, 4/28/28	BNP Paribas	$ 2,866,877	$ 43,751
8/7/25	COP	55,136,000	Republic of Colombia, 7.75%, 9/18/30	BNP Paribas	13,172,342	6,362
8/7/25	COP	54,202,000	Republic of Colombia, 7.75%, 9/18/30	BNP Paribas	12,949,204	40,453
8/7/25	COP	39,250,000	Republic of Colombia, 7.75%, 9/18/30	BNP Paribas	9,377,076	20,611
8/7/25	COP	23,362,000	Republic of Colombia, 7.75%, 9/18/30	BNP Paribas	5,581,331	47,866
8/28/25	COP	40,233,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	9,611,920	116,718
8/28/25	COP	35,027,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	8,368,174	101,422
8/29/25	COP	52,478,000	Republic of Colombia, 6.00%, 4/28/28	Citibank, N.A.	12,537,329	42,025
9/5/25	COP	140,534,000	Republic of Colombia, 6.00%, 4/28/28	Citibank, N.A.	33,574,470	293,810
9/5/25	COP	65,676,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	15,690,416	153,939
9/18/25	COP	273,669,040	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	65,381,280	387,188
9/23/25	COP	102,855,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	24,572,716	67,772
10/6/25	COP	108,336,000	Republic of Colombia, 6.00%, 4/28/28	Barclays Bank PLC	25,882,162	173,410
10/6/25	COP	72,094,000	Republic of Colombia, 6.00%, 4/28/28	Barclays Bank PLC	17,223,717	72,598
						$1,842,123
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
Euro Stoxx Bank	(4,210)	Short	9/19/25	$ (52,788,892)	$(4,086,281)
STOXX Europe 600 Index	(1,596)	Short	9/19/25	(49,795,828)	166,849
Interest Rate Futures
U.S. 10-Year Treasury Note	2,011	Long	9/19/25	223,346,688	438,603
30 Day Federal Funds	(4,180)	Short	8/29/25	(1,666,472,891)	932,291
Euro-Bobl	(670)	Short	9/8/25	(89,665,069)	559,596
Euro-Bund	(1,316)	Short	9/8/25	(194,785,860)	1,345,726
Euro-Buxl	(32)	Short	9/8/25	(4,286,528)	128,519
Euro-Schatz	(63)	Short	9/8/25	(7,696,420)	26,190
Japan 10-Year Bond	(254)	Short	9/12/25	(232,490,849)	991,535

Global Macro Absolute Return Advantage Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures (continued)
U.S. 5-Year Treasury Note	(1,826)	Short	9/30/25	$ (197,521,844)	$ (823,942)
U.S. Long Treasury Bond	(129)	Short	9/19/25	(14,730,188)	(451,945)
U.S. Ultra 10-Year Treasury Note	(296)	Short	9/19/25	(33,471,125)	(607,534)
U.S. Ultra-Long Treasury Bond	(84)	Short	9/19/25	(9,854,250)	(84,277)
					$(1,464,670)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CAD	153,780	Pays	1-day CAD CORRA (pays semi-annually)	2.65% (pays semi-annually)	9/17/27	$ (37,846)	$ —	$ (37,846)
CAD	158,000	Pays	1-day CAD CORRA (pays semi-annually)	2.65% (pays semi-annually)	9/17/27	(21,289)	—	(21,289)
CAD	170,000	Pays	1-day CAD CORRA (pays semi-annually)	2.66% (pays semi-annually)	9/17/27	(6,341)	—	(6,341)
CAD	160,000	Pays	1-day CAD CORRA (pays semi-annually)	2.67% (pays semi-annually)	9/17/27	5,166	—	5,166
CAD	36,500	Receives	1-day CAD CORRA (pays semi-annually)	3.21% (pays semi-annually)	9/17/35	(92,554)	—	(92,554)
CAD	35,500	Receives	1-day CAD CORRA (pays semi-annually)	3.22% (pays semi-annually)	9/17/35	(110,868)	—	(110,868)
CAD	38,000	Receives	1-day CAD CORRA (pays semi-annually)	3.23% (pays semi-annually)	9/17/35	(129,246)	—	(129,246)
CAD	37,000	Receives	1-day CAD CORRA (pays semi-annually)	3.25% (pays semi-annually)	9/17/35	(175,026)	—	(175,026)
COP	73,738,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.24% (pays quarterly)	6/18/28	49,279	—	49,279
COP	34,330,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.26% (pays quarterly)	6/18/28	17,444	—	17,444
COP	45,249,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.28% (pays quarterly)	6/18/28	18,644	—	18,644
COP	68,658,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.28% (pays quarterly)	6/18/28	26,090	—	26,090
COP	61,244,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.29% (pays quarterly)	6/18/28	19,349	—	19,349
COP	30,262,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.32% (pays quarterly)	6/18/28	3,744	—	3,744
COP	69,970,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.33% (pays quarterly)	6/18/28	4,174	—	4,174

Global Macro Absolute Return Advantage Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	69,970,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.35% (pays quarterly)	6/18/28	$ (4,791)	$ —	$ (4,791)
COP	55,812,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.38% (pays quarterly)	6/18/28	(14,549)	—	(14,549)
COP	55,813,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.40% (pays quarterly)	6/18/28	(21,700)	—	(21,700)
COP	89,971,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.42% (pays quarterly)	6/18/28	(46,510)	—	(46,510)
COP	59,980,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.43% (pays quarterly)	6/18/28	(34,848)	—	(34,848)
COP	28,266,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.44% (pays quarterly)	6/18/28	(18,234)	—	(18,234)
COP	115,695,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.48% (pays quarterly)	6/18/28	(104,281)	—	(104,281)
COP	10,500,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.52% (pays quarterly)	6/18/28	(11,819)	—	(11,819)
COP	47,661,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.67% (pays quarterly)	9/17/30	(13,968)	—	(13,968)
COP	32,707,911	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.69% (pays quarterly)	9/17/30	(15,897)	—	(15,897)
COP	19,157,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.70% (pays quarterly)	9/17/30	(10,235)	—	(10,235)
COP	46,725,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.72% (pays quarterly)	9/17/30	(33,981)	—	(33,981)
EUR	2,800	Receives	1-day Euro Short-Term Rate (pays annually)	2.60% (pays annually)	1/24/28	(58,288)	—	(58,288)
EUR	5,444	Pays	6-month EURIBOR (pays semi-annually)	3.03% (pays annually)	10/10/29	279,287	—	279,287
EUR	1,800	Pays	6-month EURIBOR (pays semi-annually)	3.17% (pays annually)	10/17/29	106,113	—	106,113
EUR	2,719	Pays	6-month EURIBOR (pays semi-annually)	3.01% (pays annually)	10/27/29	137,200	—	137,200
EUR	13,770	Pays	6-month EURIBOR (pays semi-annually)	2.33% (pays annually)	6/18/32	(156,929)	—	(156,929)
EUR	600	Pays	6-month EURIBOR (pays semi-annually)	3.26% (pays annually)	10/17/32	45,587	—	45,587
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.31% (pays annually)	10/18/32	96,886	—	96,886
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.20% (pays annually)	10/19/32	85,999	—	85,999

Global Macro Absolute Return Advantage Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	2,700	Receives	1-day Euro Short-Term Rate (pays annually)	0.83% (pays annually)	3/17/52	$1,145,335	$(1,497)	$1,143,838
EUR	2,702	Receives	1-day Euro Short-Term Rate (pays annually)	0.86% (pays annually)	3/18/52	1,126,834	643	1,127,477
EUR	970	Receives	1-day Euro Short-Term Rate (pays annually)	1.29% (pays annually)	4/20/52	310,340	33	310,373
GBP	68,435	Pays	1-day GBP SONIA (pays annually)	3.81% (pays annually)	6/18/30	275,335	—	275,335
GBP	33,580	Pays	1-day GBP SONIA (pays annually)	3.83% (pays annually)	6/18/30	177,159	—	177,159
GBP	33,585	Pays	1-day GBP SONIA (pays annually)	3.84% (pays annually)	6/18/30	192,813	—	192,813
GBP	45,280	Pays	1-day GBP SONIA (pays annually)	3.76% (pays annually)	9/17/30	75,628	—	75,628
GBP	45,280	Pays	1-day GBP SONIA (pays annually)	3.77% (pays annually)	9/17/30	88,724	—	88,724
INR	3,468,600	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.66% (pays semi-annually)	9/17/30	(89,270)	—	(89,270)
INR	3,599,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.67% (pays semi-annually)	9/17/30	(82,261)	—	(82,261)
INR	5,293,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.67% (pays semi-annually)	9/17/30	(113,354)	—	(113,354)
INR	3,600,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.68% (pays semi-annually)	9/17/30	(66,724)	—	(66,724)
INR	3,212,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.68% (pays semi-annually)	9/17/30	(58,763)	—	(58,763)
INR	4,235,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.68% (pays semi-annually)	9/17/30	(66,291)	—	(66,291)
INR	2,806,600	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.69% (pays semi-annually)	9/17/30	(34,500)	—	(34,500)
KRW	86,689,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.32% (pays quarterly)	6/18/27	(109,909)	—	(109,909)
KRW	112,694,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	6/18/27	(131,543)	10,222	(121,321)
KRW	122,056,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.34% (pays quarterly)	6/18/27	(128,718)	21,654	(107,064)
KRW	182,303,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.34% (pays quarterly)	6/18/27	(185,414)	(966)	(186,380)
KRW	109,257,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	9/17/27	(84,684)	—	(84,684)
KRW	185,327,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	9/17/27	(137,124)	—	(137,124)

Global Macro Absolute Return Advantage Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	77,402,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	9/17/27	$ (51,270)	$ —	$ (51,270)
KRW	7,569,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.63% (pays quarterly)	3/19/35	479	—	479
KRW	13,642,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	(47,485)	—	(47,485)
KRW	27,970,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	(106,369)	—	(106,369)
KRW	11,154,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.70% (pays quarterly)	3/19/35	(49,606)	—	(49,606)
KRW	10,659,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	(110,594)	—	(110,594)
KRW	14,157,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	(147,344)	—	(147,344)
KRW	28,310,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.81% (pays quarterly)	3/19/35	(317,450)	—	(317,450)
KRW	23,579,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.65% (pays quarterly)	9/17/35	(238)	—	(238)
KRW	40,111,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.65% (pays quarterly)	9/17/35	(6,895)	—	(6,895)
KRW	19,802,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.65% (pays quarterly)	9/19/35	(611)	—	(611)
NZD	62,650	Receives	3-month NZD Bank Bill (pays quarterly)	4.20% (pays semi-annually)	6/18/35	(539,834)	—	(539,834)
NZD	6,000	Receives	3-month NZD Bank Bill (pays quarterly)	4.21% (pays semi-annually)	6/18/35	(52,001)	—	(52,001)
NZD	88,580	Receives	3-month NZD Bank Bill (pays quarterly)	4.25% (pays semi-annually)	6/18/35	(964,426)	—	(964,426)
PLN	33,572	Receives	6-month PLN WIBOR (pays semi-annually)	4.27% (pays annually)	6/18/35	221,602	—	221,602
PLN	131,200	Receives	6-month PLN WIBOR (pays semi-annually)	4.31% (pays annually)	6/18/35	740,300	—	740,300
PLN	173,708	Receives	6-month PLN WIBOR (pays semi-annually)	4.34% (pays annually)	6/18/35	885,340	—	885,340
TWD	1,317,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.49% (pays quarterly)	6/18/27	91,428	—	91,428
TWD	1,635,945	Receives	3-month TWD TAIBOR (pays quarterly)	1.49% (pays quarterly)	6/18/27	110,563	—	110,563
TWD	2,953,845	Receives	3-month TWD TAIBOR (pays quarterly)	1.54% (pays quarterly)	9/17/27	39,200	—	39,200
TWD	1,467,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.90% (pays quarterly)	9/18/29	(638,304)	—	(638,304)

Global Macro Absolute Return Advantage Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
TWD	459,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.63% (pays quarterly)	12/18/29	$ (13,820)	$ —	$ (13,820)
TWD	445,100	Receives	3-month TWD TAIBOR (pays quarterly)	1.91% (pays quarterly)	3/19/30	(213,014)	—	(213,014)
TWD	934,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.91% (pays quarterly)	3/19/30	(455,381)	—	(455,381)
TWD	855,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.91% (pays quarterly)	3/19/30	(420,102)	—	(420,102)
TWD	526,405	Receives	3-month TWD TAIBOR (pays quarterly)	1.55% (pays quarterly)	6/18/30	62,928	—	62,928
TWD	683,930	Receives	3-month TWD TAIBOR (pays quarterly)	1.58% (pays quarterly)	6/18/30	52,391	—	52,391
TWD	811,500	Receives	3-month TWD TAIBOR (pays quarterly)	1.78% (pays quarterly)	6/18/30	(219,388)	—	(219,388)
TWD	439,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.79% (pays quarterly)	6/18/30	(127,730)	—	(127,730)
TWD	580,100	Receives	3-month TWD TAIBOR (pays quarterly)	1.79% (pays quarterly)	6/18/30	(172,272)	—	(172,272)
TWD	1,210,335	Receives	3-month TWD TAIBOR (pays quarterly)	1.60% (pays quarterly)	9/17/30	53,965	—	53,965
TWD	1,174,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.64% (pays quarterly)	9/17/30	(25,309)	—	(25,309)
USD	4,270	Receives	SOFR (pays annually)	1.60% (pays semi-annually)	3/10/27	193,673	1,479	195,152
USD	5,458	Pays	SOFR (pays annually)	1.60% (pays semi-annually)	3/10/27	(247,557)	(1,783)	(249,340)
ZAR	1,024,664	Pays	3-month ZAR JIBAR (pays quarterly)	8.71% (pays quarterly)	6/18/35	1,833,368	—	1,833,368
ZAR	1,374,946	Pays	3-month ZAR JIBAR (pays quarterly)	8.72% (pays quarterly)	6/18/35	2,513,336	—	2,513,336
ZAR	463,495	Pays	3-month ZAR JIBAR (pays quarterly)	8.48% (pays quarterly)	9/17/35	267,621	—	267,621
ZAR	323,305	Pays	3-month ZAR JIBAR (pays quarterly)	8.49% (pays quarterly)	9/17/35	198,934	—	198,934
ZAR	585,870	Pays	3-month ZAR JIBAR (pays quarterly)	8.65% (pays quarterly)	9/17/35	707,023	—	707,023
ZAR	506,130	Pays	3-month ZAR JIBAR (pays quarterly)	8.76% (pays quarterly)	9/17/35	819,963	—	819,963
Total						$5,744,489	$29,785	$5,774,274

Global Macro Absolute Return Advantage Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Nigeria	$4,560	1.00% (pays quarterly)(1)	4.56%	6/20/30	$(641,356)	$1,195,245	$553,889
Total	$4,560				$(641,356)	$1,195,245	$553,889
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
China	$273,600	1.00% (pays quarterly)(1)	6/20/30	$(7,469,457)	$ 6,034,975	$ (1,434,482)
Indonesia	399,100	1.00% (pays quarterly)(1)	6/20/30	(5,336,341)	1,478,934	(3,857,407)
Malaysia	96,200	1.00% (pays quarterly)(1)	6/20/30	(2,638,434)	1,820,644	(817,790)
Markit CDX Emerging Markets Index (CDX.EM.43.V1)	90,974	1.00% (pays quarterly)(1)	6/20/30	1,990,724	(3,212,425)	(1,221,701)
Markit CDX North America High Yield Index (CDX.NA.HY.44.V1)	10,300	5.00% (pays quarterly)(1)	6/20/30	(806,674)	461,216	(345,458)
Poland	33,650	1.00% (pays quarterly)(1)	6/20/29	(605,318)	301,164	(304,154)
Poland	28,299	1.00% (pays quarterly)(1)	6/20/30	(475,416)	333,255	(142,161)
Qatar	169,254	1.00% (pays quarterly)(1)	6/20/30	(5,513,049)	4,585,319	(927,730)
Saudi Arabia	514,007	1.00% (pays quarterly)(1)	6/20/30	(9,484,085)	5,729,110	(3,754,975)
South Africa	245,165	1.00% (pays quarterly)(1)	6/20/30	8,820,792	(12,616,866)	(3,796,074)
South Africa	9,464	1.00% (pays quarterly)(1)	6/20/31	555,592	(849,408)	(293,816)
Turkey	198,469	1.00% (pays quarterly)(1)	6/20/30	14,476,526	(17,344,004)	(2,867,478)
Total				$(6,485,140)	$(13,278,086)	$(19,763,226)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Benin	Barclays Bank PLC	$ 1,100	1.00% (pays quarterly)(1)	2.34%	6/20/27	$ (25,080)	$ 57,233	$ 32,153
Benin	Barclays Bank PLC	1,100	1.00% (pays quarterly)(1)	2.34	6/20/27	(25,080)	55,962	30,882

Global Macro Absolute Return Advantage Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC) (continued)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Benin	Barclays Bank PLC	$ 18,400	1.00% (pays quarterly)(1)	2.60%	12/20/27	$ (631,814)	$ 1,183,760	$ 551,946
Benin	Citibank, N.A.	1,653	1.00% (pays quarterly)(1)	2.76	6/20/28	(75,063)	165,228	90,165
India	Deutsche Bank AG	8,000	1.00% (pays quarterly)(1)	0.62	6/20/30	146,019	(69,862)	76,157
India	Goldman Sachs International	19,000	1.00% (pays quarterly)(1)	0.62	6/20/30	346,796	(182,666)	164,130
Ivory Coast	Deutsche Bank AG	15,100	1.00% (pays quarterly)(1)	2.34	6/20/27	(345,006)	739,451	394,445
Ivory Coast	Deutsche Bank AG	16,821	1.00% (pays quarterly)(1)	2.34	6/20/27	(384,329)	822,752	438,423
Panama	Goldman Sachs International	175,000	1.00% (pays quarterly)(1)	1.68	6/20/30	(4,999,772)	7,575,500	2,575,728
Panama	JPMorgan Chase Bank, N.A.	22,000	1.00% (pays quarterly)(1)	1.75	6/20/30	(694,011)	853,043	159,032
Petroleos Mexicanos	Barclays Bank PLC	9,212	1.00% (pays quarterly)(1)	2.44	12/20/26	(165,867)	191,594	25,727
Petroleos Mexicanos	Barclays Bank PLC	11,463	1.00% (pays quarterly)(1)	2.55	6/20/27	(303,116)	360,083	56,967
Petroleos Mexicanos	Deutsche Bank AG	49,472	4.00% (pays monthly)	3.54	7/6/26	404,684	—	404,684
Petroleos Mexicanos	Deutsche Bank AG	58,928	4.20% (pays monthly)	3.54	7/6/26	546,226	—	546,226
Petroleos Mexicanos	Goldman Sachs International	4,273	1.00% (pays quarterly)(1)	2.20	6/20/26	(39,345)	46,607	7,262
Petroleos Mexicanos	Goldman Sachs International	9,000	1.00% (pays quarterly)(1)	2.20	6/20/26	(83,371)	94,279	10,908
Petroleos Mexicanos	Goldman Sachs International	11,557	1.00% (pays quarterly)(1)	2.20	6/20/26	(106,415)	392,294	285,879
Petroleos Mexicanos	Goldman Sachs International	4,275	1.00% (pays quarterly)(1)	2.55	6/20/27	(105,456)	110,445	4,989
Petroleos Mexicanos	Goldman Sachs International	4,274	1.00% (pays quarterly)(1)	2.55	6/20/27	(113,136)	114,393	1,257
Thailand	Bank of America, N.A.	19,000	1.00% (pays quarterly)(1)	0.41	6/20/30	521,468	(438,228)	83,240
Thailand	BNP Paribas	15,000	1.00% (pays quarterly)(1)	0.41	6/20/30	411,686	(339,179)	72,507
Thailand	Deutsche Bank AG	16,200	1.00% (pays quarterly)(1)	0.41	6/20/30	444,620	(394,262)	50,358
Thailand	Goldman Sachs International	34,000	1.00% (pays quarterly)(1)	0.41	6/20/30	933,154	(706,257)	226,897
Total		$524,828				$(4,342,208)	$10,632,170	$6,289,962

Global Macro Absolute Return Advantage Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Ivory Coast	Barclays Bank PLC	$31,921	1.00% (pays quarterly)(1)	6/20/27	$ 729,335	$(1,041,858)	$ (312,523)
Saudi Arabia	Barclays Bank PLC	25,486	1.00% (pays quarterly)(1)	6/20/31	(416,508)	(276,340)	(692,848)
Saudi Arabia	Goldman Sachs International	57,200	1.00% (pays quarterly)(1)	6/20/35	(99,374)	(594,387)	(693,761)
Total					$213,453	$(1,912,585)	$(1,699,132)
*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2025, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $529,388,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	USD	78,186	Return on PEN 274,748,000 Government of Peru, 6.90%, 8/12/37 (pays upon termination)	SOFR + 0.65% on Notional Amount (pays upon termination)	9/15/25	$1,615,955
JPMorgan Chase Bank, N.A.	USD	14,500	Excess Return on USD - SOFR Compounded Index minus 0.45% plus Negative Return on J.P. Morgan EMBI Global Diversified Index (pays upon termination)	Positive Return on J.P. Morgan EMBI Global Diversified Index (pays upon termination)	8/14/25	(304,570)
						$1,311,385
Abbreviations:
ADR	– American Depositary Receipt
CORRA	– Canadian Overnight Repo Rate Average
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
GDP	– Gross Domestic Product
GDR	– Global Depositary Receipt
JIBAR	– Johannesburg Interbank Average Rate
MIBOR	– Mumbai Interbank Offered Rate

OTC	– Over-the-counter
PFC Shares	– Preference Shares
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
TAIBOR	– Taipei Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate

Global Macro Absolute Return Advantage Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
ARS	– Argentine Peso
AUD	– Australian Dollar
BHD	– Bahraini Dinar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
COP	– Colombian Peso
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
GHS	– Ghanaian Cedi
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KRW	– South Korean Won
KWD	– Kuwaiti Dinar
KZT	– Kazakhstani Tenge
LKR	– Sri Lankan Rupee

MXN	– Mexican Peso
NGN	– Nigerian Naira
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RON	– Romanian Leu
RSD	– Serbian Dinar
RUB	– Russian Ruble
SAR	– Saudi Riyal
SEK	– Swedish Krona
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
UGX	– Ugandan Shilling
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
ZAR	– South African Rand
Basis for Consolidation
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2025 were $18,148,042 or 0.4% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Commodity Risk: The Portfolio invested in commodities-linked derivative instruments, including commodity futures contracts and options thereon and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Equity Price Risk: The Portfolio entered into equity index futures contracts and options thereon and total return swaps to enhance total return and/or to manage certain investment risks.
Foreign Exchange Risk: The Portfolio engaged in forward foreign currency exchange contracts, currency options and forward volatility agreements to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilized various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts and options thereon, interest rate swaps and swaptions, inflation swaps and total return swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

Global Macro Absolute Return Advantage Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

At July 31, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of July 31, 2025 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)		Principal Amount	Value Including Accrued Interest
Bank of America	6/3/25	On Demand(1)	4.70%	USD	46,095,000	$46,444,042
Bank of America	7/28/25	8/5/25	4.70	USD	3,355,625	3,356,939
Barclays Bank PLC	12/19/24	On Demand(1)	4.80	USD	13,956,105	14,372,927
Barclays Bank PLC	12/19/24	On Demand(1)	4.90	USD	6,931,250	7,142,576
Barclays Bank PLC	12/19/24	On Demand(1)	5.00	USD	7,030,420	7,249,144
Barclays Bank PLC	1/13/25	On Demand(1)	5.00	USD	273,340	280,325
Barclays Bank PLC	7/15/25	8/7/25	4.75	USD	7,850,000	7,866,572
Citibank, N.A.	6/3/25	On Demand(1)	4.75	USD	14,041,666	14,149,124
JPMorgan Chase Bank, N.A.	6/6/25	On Demand(1)	3.40	NZD	332,718,990	196,954,133
Nomura International PLC	7/8/25	On Demand(1)	0.45	JPY	11,556,122,460	76,653,842
Nomura International PLC	7/14/25	On Demand(1)	4.60	USD	16,273,047	16,308,396
Nomura International PLC	7/14/25	On Demand(1)	4.65	USD	13,824,000	13,854,355
Nomura International PLC	7/14/25	On Demand(1)	4.75	USD	15,774,958	15,810,343
Total						$420,442,718
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At July 31, 2025, the remaining contractual maturity of all open reverse repurchase agreements was less than 30 days. At July 31, 2025, the underlying collateral for all open reverse repurchase agreements was comprised of Sovereign Government Bonds having an aggregate market value of $446,966,532.
Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at July 31, 2025. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at July 31, 2025.
Restricted Securities
At July 31, 2025, the Portfolio owned the following securities (representing 0.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees' valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Insurance Linked Securities
Mt. Logan Re Ltd., Series A-1	12/30/20	8,600	$ 8,600,000	$ 8,853,346
PartnerRe ILS Fund SAC Ltd.	1/2/24	13,000	13,000,000	15,382,900
Total Restricted Securities			$21,600,000	$24,236,246

Global Macro Absolute Return Advantage Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At July 31, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $74,104,183, which represents 1.6% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$67,554,521	$2,514,039,484	$(2,507,489,822)	$ —	$ —	$74,104,183	$4,211,098	74,104,183
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 39,955,710	$ —	$ 39,955,710
Common Stocks	69,850,683	338,801,728*	—	408,652,411
Convertible Bonds	—	340,651	—	340,651
Foreign Corporate Bonds	—	318,127,671	0	318,127,671
Insurance Linked Securities	—	—	73,051,384	73,051,384
Loan Participation Notes	—	—	13,079,443	13,079,443
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	18,003,715	—	18,003,715
Sovereign Government Bonds	—	3,279,413,399	—	3,279,413,399
Sovereign Loans	—	113,096,795	—	113,096,795
U.S. Government Guaranteed Small Business Administration Loans	—	4,074,548	—	4,074,548
Short-Term Investments:
Affiliated Fund	74,104,183	—	—	74,104,183
Repurchase Agreements	—	326,946,423	—	326,946,423
Sovereign Government Securities	—	111,665,437	—	111,665,437
U.S. Treasury Obligations	—	85,642,793	—	85,642,793
Purchased Currency Options	—	2,006,798	—	2,006,798
Purchased Put Options	7,805,775	570,943	—	8,376,718
Total Investments	$ 151,760,641	$4,638,646,611	$86,130,827	$4,876,538,079

Global Macro Absolute Return Advantage Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$ —	$ 80,497,352	$ —	$ 80,497,352
Forward Volatility Agreements	—	32,094	—	32,094
Non-Deliverable Bond Forward Contracts	—	1,842,123	—	1,842,123
Futures Contracts	4,589,309	—	—	4,589,309
Swap Contracts	—	45,022,821	—	45,022,821
Total	$ 156,349,950	$4,766,041,001	$86,130,827	$5,008,521,778
Liability Description
Securities Sold Short	$(157,035,779)	$ (306,831,300)	$ —	$ (463,867,079)
Written Currency Options	—	(5,071,793)	—	(5,071,793)
Forward Foreign Currency Exchange Contracts	—	(63,772,893)	—	(63,772,893)
Forward Volatility Agreements	—	(37,171)	—	(37,171)
Futures Contracts	(6,053,979)	—	—	(6,053,979)
Swap Contracts	—	(49,222,198)	—	(49,222,198)
Total	$(163,089,758)	$ (424,935,355)	$ —	$ (588,025,113)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Foreign Corporate Bonds	Insurance Linked Securities*	Loan Participation Notes	Total
Balance as of October 31, 2024	$0	$57,010,655	$38,362,690	$95,373,345
Realized gains (losses)	—	(35,332)	(2,524,527)	(2,559,859)
Change in net unrealized appreciation (depreciation)	—	(4,865,927)	1,880,970	(2,984,957)
Cost of purchases	—	34,110,000	—	34,110,000
Proceeds from sales, including return of capital	—	(13,168,012)	(25,179,865)	(38,347,877)
Accrued discount (premium)	—	—	540,175	540,175
Transfers to Level 3	—	—	—	—
Transfers from Level 3	—	—	—	—
Balance as of July 31, 2025	$0	$73,051,384	$13,079,443	$86,130,827
Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2025	$ —	$(3,821,653)	$(74,487)	$(3,896,140)
*	The Portfolio’s investments in Insurance Linked Securities were primarily valued on the basis of broker quotations.

Global Macro Absolute Return Advantage Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of July 31, 2025:
Type of Investment	Fair Value as of July 31, 2025	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Loan Participation Notes	13,079,443	Matrix Pricing	Adjusted Credit Spreadto the Central Bank of Uzbekistan Quoted Policy Rate	5.35%	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.